UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number   811-2183
                                   ---------------------------------------------

                         MassMutual Corporate Investors
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               1500 Main Street, Suite 600, Springfield, MA 01115
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)


                 Rodney J. Dillman, Vice President and Secretary
               1500 Main Street, Suite 2800, Springfield, MA 01115
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  413-226-1000
                                                    ----------------------------

Date of fiscal year end:  12/31
                          ------------------

Date of reporting period: 6/30/06
                          ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORT TO STOCKHOLDERS.

         Attached hereto is the semi-annual shareholder report transmitted to shareholders pursuant to Rule 30e-1 of the Investment Company Act of 1940, as amended.

                                                                      MassMutual
                                                             Corporate Investors

                                                                  Report for the
                                                  Six Months Ended June 30, 2006










                                                                          [LOGO]

ADVISER

Babson Capital Management LLC
1500 Main Street
Springfield, Massachusetts 01115

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
Boston, Massachusetts 02110

COUNSEL TO THE TRUST
Ropes & Gray LLP
Boston, Massachusetts 02110

CUSTODIAN
Citibank, N.A.
New York, New York 10043

TRANSFER AGENT & REGISTRAR
Shareholder Financial Services, Inc.
P.O. Box 173673
Denver, Colorado 80217-3673
1-800-647-7374
Internet Website: www.babsoncapital.com/mci

          MassMutual Corporate Investors
          c/o Babson Capital Management LLC
[LOGO]    1500 Main Street, Suite 600
          Springfield, Massachusetts 01115
          (413) 226-1516


INVESTMENT OBJECTIVE AND POLICY

MassMutual Corporate Investors (the "Trust") is a closed-end management investment company, first offered to the public in 1971, whose shares are traded on the New York Stock Exchange under the trading symbol "MCI". The Trust's share price can be found in the financial section of most newspapers as "MassCp" or "MassMuInv" under the New York Stock Exchange listings.

The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield while providing an opportunity for capital gains. The Trust's principal investments are privately placed, below-investment grade, long-term corporate debt obligations with equity features such as warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers, which tend to be smaller companies. In addition, the Trust may temporarily invest, subject to certain limitations, in marketable investment grade debt securities, other marketable debt securities (including high yield securities) and marketable common stocks.

Babson Capital Management LLC ("Babson Capital") manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders quarterly in January, May, August, and November. The Trust pays dividends to its shareholders in cash, unless the shareholder elects to participate in the Dividend Reinvestment and Share Purchase Plan.

FORM N-Q

The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. This information is available (i) on the SEC's website at http://www.sec.gov; and (ii) at the SEC's Public Reference Room in Washington, DC (which information on their operation may be obtained by calling 1-800-SEC-0330). A complete schedule of portfolio holdings as of each quarter-end is available upon request by calling, toll-free, 866-399-1516.

PROXY VOTING POLICIES & PROCEDURES; PROXY VOTING RECORD

The Trustees of the Trust have delegated proxy voting responsibilities relating to the voting of securities held by the Trust to Babson Capital. A description of Babson Capital's proxy voting policies and procedures is available (1) without charge, upon request, by calling, toll-free 866-399-1516; (2) on the Trust's website: http://www.babsoncapital.com/mci; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on the Trust's website: http://www.babsoncapital.com/mci; and (2) on the SEC's website at http://www.sec.gov.


                                                                           MCI
                                                                          Listed
                                                                           NYSE

TO OUR SHAREHOLDERS

August 9, 2006

We are pleased to present the June 30, 2006 Semi-Annual Report of MassMutual Corporate Investors (the "Trust"). At the Trust's Quarterly Board of Trustees Meeting, which was held on July 18, 2006, the Trustees appointed William J. Barrett as a Trustee, thereby increasing the size of the Board from eight to nine. Mr. Barrett is currently President of Barrett-Gardner Associates, Inc., an investment banking firm.

The Trust's Board of Trustees declared an increase in the quarterly dividend to 50 cents per share, payable on August 14, 2006 to shareholders of record on July 28, 2006. A dividend of 48 cents per share was paid in the previous quarter.

U.S. equity markets, as measured by several broad market indices, posted mixed returns. During the quarter ended June 30, 2006, large company stocks, as approximated by the Dow Jones Industrial Average, increased 0.94%, while smaller company stocks, as approximated by the Russell 2000 Index, decreased 5.02%. For the six months ended June 30, 2006, returns were 5.22% and 8.21%, respectively. U.S. fixed income markets, as measured by selected indices, were also mixed during the quarter. The Lehman Brothers Government/Credit Index and the Lehman Brothers U.S. Corporate High Yield Index decreased 0.14% and increased 0.25%, respectively, for the quarter. For the six months ended June 30, 2005, returns were -1.15% and 3.14%, respectively.

For the quarter ended June 30, 2006, the Trust earned 53 cents per share, of which 3 cents per share was from nonrecurring items. The Trust earned 56 cents per share in the previous quarter, of which 6 cents per share was from nonrecurring items. The Trust's net assets as of June 30, 2006 totaled $257,216,961 or $28.21 per share compared to $249,955,368 or $27.47 per share on
March 31, 2006. This translated into a net portfolio return of 4.51% for the quarter, and 10.17% for the six months ended June 30, 2006, based on the change in the Trust's net assets assuming the reinvestment of all dividends. Long term, the Trust's portfolio had average annualized returns of 22.37%, 16.10%, 14.97%, and 15.53% for the 1-, 5-, 10- and 25- year time periods ended June 30, 2006, respectively, based on change in net assets with the reinvestment of all dividends.

During the quarter, the Trust made private placement investments in six new issuers and closed two "follow-on" investments, totaling approximately $12.4 million. The follow-on investments purchased by the Trust were in Eagle Pack Pet Foods, Inc. and Terra Renewal Services, Inc. The six new issuers the Trust invested in were Bravo Sports Holding Corporation, F H S Holdings LLC, Flutes, Inc., K N B Holdings Corporation, Magnatech International, Inc. and Overton's Holding Company. The weighted average coupon of the bond portion of these investments was 12.12%. (A brief description of these investments can be found in the Consolidated Schedule of Investments.)

Thank you for your continued interest in and support of MassMutual Corporate Investors.

Sincerely,                         PORTFOLIO COMPOSITION AS OF 06/30/06*

/s/ Clifford M. Noreen             [PIE CHART APPEARS HERE]
--------------------------
President                          Private High Yield Debt 45.5%
                                   Private Investment Grade Debt 5.9%
                                   Private/Restricted Equity 16.4%
                                   Cash & Short Term Investments 5.1%
                                   Public High Yield Debt 25.6%

                                     *Based on market value of total investments

--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF                         MASSMUTUAL CORPORATE INVESTORS
ASSETS AND LIABILITIES
June 30, 2006
(Unaudited)

ASSETS:
Investments
  (See Consolidated Schedule of Investments)
  Corporate restricted securities at fair value
   (Cost - $181,360,142)                                                        $183,786,156
  Corporate public securities at market value
   (Cost - $73,647,223)                                                           73,371,640
  Short-term securities at amortized cost                                          6,500,871
                                                                                ------------
                                                                                 263,658,667
Cash                                                                               7,341,021
Interest receivable                                                                5,363,967
Receivable for investments sold                                                    3,182,042
Other assets                                                                          12,968
                                                                                ------------
    TOTAL ASSETS                                                                $279,558,665
                                                                                ------------

LIABILITIES:
Payable for investments purchased                                               $    827,710
Investment advisory fee payable                                                      803,803
Note payable                                                                      20,000,000
Interest payable                                                                     187,711
Accrued expenses                                                                     159,421
Accrued taxes payable                                                                363,059
                                                                                ------------
    TOTAL LIABILITIES                                                             22,341,704
                                                                                ------------
    TOTAL NET ASSETS                                                            $257,216,961
                                                                                ============

NET ASSETS:
Common shares, par value $1.00 per share; an unlimited number authorized        $  9,117,418
Additional paid-in capital                                                       107,215,641
Retained net realized gain on investments, prior years                           115,317,244
Undistributed net investment income                                                7,083,103
Undistributed net realized gain on investments                                    16,479,477
Net unrealized appreciation of investments                                         2,004,078
                                                                                ------------
    TOTAL NET ASSETS                                                            $257,216,961
                                                                                ============
COMMON SHARES ISSUED AND OUTSTANDING                                               9,117,418
                                                                                ============
NET ASSET VALUE PER SHARE                                                       $      28.21
                                                                                ============

                     SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------------------
2

CONSOLIDATED STATEMENT OF OPERATIONS              MASSMUTUAL CORPORATE INVESTORS
For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:
Interest                                                                        $ 11,572,161
Dividends                                                                            980,831
                                                                                ------------
    TOTAL INVESTMENT INCOME                                                       12,552,992
                                                                                ------------

EXPENSES:
Investment advisory fees                                                           1,584,914
Professional fees                                                                     81,500
Interest                                                                             757,596
Trustees' fees and expenses                                                           90,000
Reports to shareholders                                                               56,000
Transfer agent/registrar's expenses                                                   16,000
Other                                                                                 14,218
                                                                                ------------
    TOTAL EXPENSES                                                                 2,600,228
                                                                                ------------
INVESTMENT INCOME - NET                                                            9,952,764
                                                                                ------------


NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments before taxes                                     15,226,417
Income tax expense                                                                  (350,255)
                                                                                ------------
Net realized gain on investments                                                  14,876,162
Net change in unrealized appreciation of investments before taxes                 (1,202,623)
Net change in deferred income tax expense                                            129,220
                                                                                ------------
Net change in unrealized appreciation of investments                              (1,073,403)

    NET GAIN ON INVESTMENTS                                                       13,802,759
                                                                                ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $ 23,755,523
                                                                                ============

                        SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------------------
                                                                                           3

CONSOLIDATED STATEMENT OF CASH FLOWS              MASSMUTUAL CORPORATE INVESTORS
For the six months ended June 30, 2006
(Unaudited)


NET INCREASE IN CASH:
Cash flows from operating activities:
  Interest and dividends received                                               $ 11,681,799
  Interest expense paid                                                             (757,596)
  Operating expenses paid                                                         (1,791,996)
  Income taxes paid                                                               (7,430,442)
                                                                                ------------

    NET CASH PROVIDED BY OPERATING ACTIVITIES                                      1,701,765
                                                                                ------------

Cash flows from investing activities:
  Purchases/Proceeds/Maturities from short-term portfolio securities, net         17,851,861
  Purchase of portfolio securities                                               (51,962,963)
  Proceeds from disposition of portfolio securities                               45,351,995
                                                                                ------------

    NET CASH PROVIDED BY INVESTING ACTIVITIES                                     11,240,893
                                                                                ------------

    NET CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES                       12,942,658
                                                                                ------------

Cash flows from financing activities:
  Cash dividends paid from net investment income                                 (12,616,957)
  Receipts for shares issued on reinvestment of dividends                          1,553,870
                                                                                ------------

    NET CASH USED FOR FINANCING ACTIVITIES                                       (11,063,087)
                                                                                ------------

NET INCREASE IN CASH                                                               1,879,571
Cash - beginning of year                                                           5,461,450
                                                                                ------------

CASH - END OF PERIOD                                                            $  7,341,021
                                                                                ============

RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET
CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES:


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $ 23,755,523
                                                                                ------------

  Increase in investments                                                         (1,911,824)
  Increase in interest and dividends receivable                                     (341,251)
  Increase in receivable for investments sold                                     (2,264,937)
  Decrease in other assets                                                            36,207
  Increase in payable for investments purchased                                      827,710
  Increase in investment advisory fee payable                                         65,442
  Decrease in accrued expenses                                                       (14,805)
  Decrease in accrued taxes payable                                               (7,209,407)
                                                                                ------------

    TOTAL ADJUSTMENTS TO NET ASSETS FROM OPERATIONS                              (10,812,865)
                                                                                ------------

    NET CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES                     $ 12,942,658
                                                                                ============

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------------------
4

CONSOLIDATED STATEMENTS OF                        MASSMUTUAL CORPORATE INVESTORS
CHANGES IN NET ASSETS


                                                                                For the six
                                                                                months ended        For the
                                                                                 06/30/2006        year ended
                                                                                 (Unaudited)       12/31/2005
                                                                                ------------      ------------
INCREASE IN NET ASSETS:

OPERATIONS:
  Investment income - net                                                       $  9,952,764      $ 18,371,097
  Net realized gain on investments                                                14,876,162        15,531,627
  Net change in unrealized appreciation of investments                            (1,073,403)        2,199,515
                                                                                ------------      ------------
  Net increase in net assets resulting from operations                            23,755,523        36,102,239


  Increase from common shares issued on reinvestment of dividends
    Common shares issued (2006 - 52,465; 2005 - 86,526)                            1,553,870         2,375,977
  Dividends to shareholders from:
    Net investment income (2006 - $0.48 per share; 2005 - $2.11 per share)        (4,367,850)      (19,033,162)
    Net realized gains on investments (2005 - $0.18 per share)                            --        (1,674,784)
                                                                                ------------      ------------

        TOTAL INCREASE IN NET ASSETS                                              20,941,543        17,770,270

NET ASSETS, BEGINNING OF YEAR                                                    236,275,418       218,505,148
                                                                                ------------      ------------
NET ASSETS, END OF PERIOD/YEAR (including undistributed net investment
  income of $7,083,103 and $1,848,444, respectively)                            $257,216,961      $236,275,418
                                                                                ============      ============


                              SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------------------------------------
                                                                                                             5

CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS        MASSMUTUAL CORPORATE INVESTORS


Selected data for each common share outstanding:

                                      For the six months                   For the years ended December 31,
                                       ended 06/30/2006  ----------------------------------------------------------------------
                                          (Unaudited)       2005           2004           2003           2002           2001
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value:
  Beginning of year                       $    26.06     $    24.34     $    21.84     $    19.40     $    20.07     $    20.74
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net investment income (a)                       1.09           2.03           2.00           1.44           1.53           1.70
Net realized and unrealized
  gain (loss) on investments                    1.52           1.96 (b)       2.64           2.83          (0.59)         (0.53)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                2.61           3.99           4.64           4.27           0.94           1.17
                                          ----------     ----------     ----------     ----------     ----------     ----------

Dividends from net investment
  income to common shareholders                (0.48)         (2.11)         (2.16)         (1.84)         (1.44)         (1.79)

Distributions from net realized gain on
  investments to common shareholders           --             (0.18)         --             --             (0.18)         (0.09)

Change from issuance of shares                  0.02           0.02           0.02           0.01           0.01           0.04
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total distributions                            (0.46)         (2.27)         (2.14)         (1.83)         (1.61)         (1.84)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value:
  End of period/year                      $    28.21     $    26.06     $    24.34     $    21.84     $    19.40     $    20.07
                                          ----------     ----------     ----------     ----------     ----------     ----------
Per share market value:
  End of period/year                      $    31.70     $    30.05     $    28.50     $    22.90     $    19.49     $    20.70
                                          ==========     ==========     ==========     ==========     ==========     ==========
Total investment return
  Market value                                  7.17%         16.95%         36.10%         27.53%          1.35%          1.88%
  Net asset value (c)                          10.17%         20.04%         22.76%         22.61%          4.80%          5.91%

Net assets (in millions):
  End of period/year                      $   257.22     $   236.28     $   218.51     $   193.79     $   171.03     $   175.11

Ratio of operating expenses
  to average net assets                         1.51%(d)       1.78%          1.93%          2.04%          1.82%          1.72%

Ratio of interest expense
  to average net assets                         0.62%(d)       0.73%          0.77%          0.82%          0.86%          0.84%

Ratio of total expenses
  to average net assets                         2.13%(d)       2.51%          2.70%          2.86%          2.68%          2.56%

Ratio of net investment income
  to average net assets                         8.14%(d)       7.98%          8.68%          6.95%          7.65%          8.20%

Portfolio turnover                             19.14%         35.22%         53.45%         56.10%         34.02%         24.48%

(a) Calculated using average shares.
(b) Amount includes $0.19 per share in litigation proceeds.
(c) Net asset value return represents portfolio returns based on change in the Trust's net asset value assuming the reinvestment of all dividends and distributions which differs from the total investment return based on the Trust's market value due to the difference between the Trust's net asset value and the market value of its shares outstanding; past performance is no guarantee of future results.
(d) Annualized.

Senior securities:
  Total principal amount (in millions)    $       20     $       20     $       29     $       20     $       20     $       20
  Asset coverage per $1,000
    of indebtedness                       $   13,861     $   12,814     $    8,535     $   10,689     $    9,551     $    9,756
CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
6

CONSOLIDATED SCHEDULE OF INVESTMENTS              MASSMUTUAL CORPORATE INVESTORS
JUNE 30, 2006
(Unaudited)

                                                                         Shares, Units,
                                                                            Warrants,
                                                                           Ownership
                                                                          or Principal  Acquisition                     Fair
CORPORATE RESTRICTED SECURITIES - 71.45%: (A)                                Amount        Date          Cost           Value
---------------------------------------------------------------------------------------------------------------------------------
PRIVATE PLACEMENT INVESTMENTS - 66.24%

A T I ACQUISITION COMPANY
A for-profit post-secondary school serving students in
Texas, Florida and Arizona.
  12% Senior Subordinated Note due 2012                                  $   2,125,000   04/08/04   $   2,125,000   $   1,880,582
  Warrant, exercisable until 2012, to purchase
    common stock at $.02 per share (B)                                      2,323 shs.   04/08/04            --                23
  Warrant, exercisable until 2012, to purchase
    preferred stock at $.01 per share (B)                                  63,287 shs.   03/23/06          63,958             633
                                                                                                    -------------   -------------
                                                                                                        2,188,958       1,881,238
                                                                                                    -------------   -------------
ADORN, INC.
A manufacturer of wall panels, cabinets, moldings and
countertops for houses and recreational vehicles.
  12.5% Subordinated Note due 2010                                       $   2,125,000   02/29/00       1,988,763       2,125,000
  Warrant, exercisable until 2010, to purchase
    common stock at $.02 per share (B)                                        364 shs.   02/29/00         307,759         523,541
                                                                                                    -------------   -------------
                                                                                                        2,296,522       2,648,541
                                                                                                    -------------   -------------
AMERCABLE INC.
A manufacturer of electric power, instrumentation
and control cables, primarily for the mining and oil
and gas industries.
  12% Senior Subordinated Note due 2013                                  $   1,101,852   04/08/05       1,042,071       1,105,367
  Limited Partnership Interest (B)                                          0.36% int.   04/07/05          78,704         121,048
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        125 shs.   04/08/05         122,463         192,047
                                                                                                    -------------   -------------
                                                                                                        1,243,238       1,418,462
                                                                                                    -------------   -------------
AMERICAN HOSPICE MANAGEMENT HOLDING LLC
A for-profit hospice care provider in the United States.
  12% Senior Subordinated Note due 2010                                  $   2,125,000   01/22/04       1,930,223       2,132,969
  Preferred Class A Unit (B)                                                2,525 uts.   01/22/04         252,500         227,250
  Common Class B Unit (B)                                                  30,420 uts.   01/22/04               1         291,840
                                                                                                    -------------   -------------
                                                                                                        2,182,724       2,652,059
                                                                                                    -------------   -------------
ARROW TRU-LINE HOLDINGS, INC.
A manufacturer of hardware for residential and
commercial overhead garage doors in North America.
  12% Senior Subordinated Note due 2012                                  $   1,627,660   05/18/05       1,527,212       1,635,086
  Common Stock (B)                                                            497 shs.   05/18/05         497,340         653,505
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                        130 shs.   05/18/05         112,128         171,319
                                                                                                    -------------   -------------
                                                                                                        2,136,680       2,459,910
                                                                                                    -------------   -------------
AUGUSTA SPORTSWEAR HOLDING CO.
A manufacturer and distributor of athletic apparel,
activewear and team uniforms.
  12% Senior Subordinated Note due 2012                                  $   1,686,800   12/31/04       1,581,233       1,691,737
  Common Stock (B)                                                            520 shs.          *         519,622         934,866
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                        137 shs.   12/31/04         119,482         247,358
                                                                                                    -------------   -------------
                                                                                                        2,220,337       2,873,961
                                                                                                    -------------   -------------
*12/31/04, 03/31/05 and 05/02/06.
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                7

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
JUNE 30, 2006
(Unaudited)

                                                                         Shares, Units,
                                                                            Warrants,
                                                                           Ownership
                                                                          or Principal  Acquisition                     Fair
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                              Amount        Date          Cost           Value
---------------------------------------------------------------------------------------------------------------------------------
BEACON MEDICAL PRODUCTS, INC.
A designer, manufacturer and marketer of medical air and
gas distribution systems.
  9% Senior Secured Revolving Credit
  Facility due 2007 (C)                                                  $     230,636   04/09/02   $     230,636   $     230,636
  9% Senior Secured Tranche A Note due 2008 (C)                          $     542,056   04/09/02         542,056         542,056
  12% Senior Secured Note due 2010                                       $     721,196   04/09/02         641,802         721,196
  Limited Partnership Interest of Riverside Capital
    Appreciation Fund IV, L.P. (B)                                          8.91% int.   04/09/02         152,329         599,567
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                      1,390 shs.   04/09/02         127,497         546,962
                                                                                                    -------------   -------------
                                                                                                        1,694,320       2,640,417
                                                                                                    -------------   -------------
BETA BRANDS LTD.
A manufacturer of hard candy and chocolate-coated
products sold primarily to the Canadian market.
  5% Promissory Note due 2009 (B)                                        $     195,498   03/31/04         195,498            --
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                      4,895 shs.   03/31/04               1            --
                                                                                                    -------------   -------------
                                                                                                          195,499            --
                                                                                                    -------------   -------------
BRAVO SPORTS HOLDING CORPORATION
A designer and marketer of niche branded consumer
products including canopies, trampolines, in-line skates,
skateboards, and urethane wheels.
  12.5% Senior Subordinated Note due 2014                                $   2,281,593   06/30/06       2,143,859       2,224,781
  Preferred Stock Class A (B)                                                 879 shs.   06/30/06         268,121         254,713
  Common Stock (B)                                                              1 shs.   06/30/06             286             272
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                        309 shs.   06/30/06          92,102               3
                                                                                                    -------------   -------------
                                                                                                        2,504,368       2,479,769
                                                                                                    -------------   -------------
C & J SPEC-RENT SERVICES, INC.
A provider of coiled tubing and pressure pumping services
to the oil and gas industry in Texas and Louisiana.
  10% Senior Secured Term Note due 2012                                  $   1,551,492   08/12/05       1,551,492       1,583,961
  14% Senior Subordinated Note due 2013                                  $   1,143,018   08/12/05       1,043,241       1,157,230
  Common Stock (B)                                                        470,150 shs.   08/12/05         470,150         901,278
  Warrants, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                     86,716 shs.   08/12/05         106,592         166,235
                                                                                                    -------------   -------------
                                                                                                        3,171,475       3,808,704
                                                                                                    -------------   -------------
C & M CONVEYOR, INC.
A manufacturer and supplier of material handling systems
to the corrugated sheet and container industry.
  9.5% Senior Secured Term Note due 2007                                 $     759,036   09/13/02         759,036         759,897
  11% Senior Subordinated Note due 2010                                  $     838,102   09/13/02         810,903         841,701
  Common Stock (B)                                                        316,265 shs.   09/13/02         316,265         711,596
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                    137,175 shs.   09/13/02          60,250         308,644
                                                                                                    -------------   -------------
                                                                                                        1,946,454       2,621,838
                                                                                                    -------------   -------------
CAINS FOODS, L.P.
A producer of mayonnaise and sauce products for both the
retail and food service markets.
  Limited Partnership Interest (B)                                         3.69 % int.   09/29/95          45,046         323,911
                                                                                                    -------------   -------------
---------------------------------------------------------------------------------------------------------------------------------
8

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
JUNE 30, 2006
(Unaudited)

                                                                         Shares, Units,
                                                                            Warrants,
                                                                           Ownership
                                                                          or Principal  Acquisition                     Fair
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                              Amount        Date          Cost           Value
---------------------------------------------------------------------------------------------------------------------------------
CAPESUCCESS LLC
A provider of diversified staffing services.
  Preferred Membership Interests (B)                                        1,882 uts.   04/29/00   $       8,396   $         420
  Common Membership Interests (B)                                          24,318 uts.   04/29/00         108,983           5,442
                                                                                                    -------------   -------------
                                                                                                          117,379           5,862
                                                                                                    -------------   -------------
CAPITAL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging
pharmaceutical products.
  Common Stock (B)                                                            109 shs.          *             503          55,408
                                                                                                    -------------   -------------
COEUR, INC.
A producer of proprietary, disposable power
injection syringes.
  8.75% Senior Secured Term Note due 2010                                $     462,862   04/30/03         462,862         462,763
  11.5% Senior Subordinated Note due 2011                                $     424,819   04/30/03         395,272         424,973
  Common Stock (B)                                                        126,812 shs.   04/30/03         126,812         223,696
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                     87,672 shs.   04/30/03          40,804         154,653
                                                                                                    -------------   -------------
                                                                                                        1,025,750       1,266,085
                                                                                                    -------------   -------------
COINING CORPORATION OF AMERICA LLC
A manufacturer of close tolerance parts and
metal stampings.
  10.74% Senior Secured Revolving Credit
    Facility due 2007 (C)                                                $     108,025   01/07/02         108,025         108,025
  10.21% Senior Secured Tranche A Note due 2007 (C)                      $     759,887   06/26/01         759,887         743,185
  13% Senior Secured Tranche B Note due 2008                             $     648,148   06/26/01         648,148         639,020
  Limited Partnership Interest (B)                                          6.38% int.   06/26/01         324,074         291,667
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                    107,036 shs.   06/26/01          79,398         152,205
                                                                                                    -------------   -------------
                                                                                                        1,919,532       1,934,102
                                                                                                    -------------   -------------
CONNOR SPORT COURT INTERNATIONAL, INC.
A designer and manufacturer of outdoor and
indoor synthetic sports flooring and other temporary
flooring products.
  12% Senior Subordinated Note due 2012 (D)                              $   2,001,121         **       1,840,888       1,801,009
  Limited Partnership Interest (B)                                          7.74% int.        ***         189,586           1,896
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                        174 shs.         **         160,233               2
                                                                                                    -------------   -------------
                                                                                                        2,190,707       1,802,907
                                                                                                    -------------   -------------
CONSOLIDATED FOUNDRIES HOLDINGS
A manufacturer of engineered cast metal components for
the global aerospace and defense industries.
  12% Senior Subordinated Note due 2013                                  $   2,185,714   06/15/05       2,093,225       2,133,929
  Common Stock (B)                                                            509 shs.       ****         526,096         457,839
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        103 shs.   06/15/05         100,668               1
                                                                                                    -------------   -------------
                                                                                                        2,719,989       2,591,769
                                                                                                    -------------   -------------
   *12/30/97 and 05/29/99.
  **08/12/04 and 01/18/05.
 ***08/12/04 and 01/14/05.
****06/15/05 and 05/22/06.
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                9

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
JUNE 30, 2006
(Unaudited)

                                                                         Shares, Units,
                                                                            Warrants,
                                                                           Ownership
                                                                          or Principal  Acquisition                     Fair
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                              Amount        Date          Cost           Value
---------------------------------------------------------------------------------------------------------------------------------
COREPHARMA LLC
A manufacturer of oral dose generic pharmaceuticals
targeted at niche applications.
  12% Senior Subordinated Note due 2013                                  $   2,550,000   08/04/05   $   2,421,361   $   2,480,933
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                         20 shs.   08/04/05         137,166            --
                                                                                                    -------------   -------------
                                                                                                        2,558,527       2,480,933
                                                                                                    -------------   -------------
CORVEST GROUP, INC.
A manufacturer and distributor of promotional products.
  12% Senior Subordinated Note due 2009 (D)                              $   3,863,636          *       3,743,862         965,909
  Common Stock (B)                                                             56 shs.          *          96,591            --
  Limited Partnership Interest (B)                                         19.32% int.          *         284,052            --
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                        324 shs.          *         297,203            --
                                                                                                    -------------   -------------
                                                                                                        4,421,708         965,909
                                                                                                    -------------   -------------
DEXTER MAGNETICS TECHNOLOGIES, INC.
A designer, fabricator, assembler and distributor of industrial magnets and subassemblies in North America and Europe.
  Common Stock (B)                                                            585 shs.   07/19/01         585,145         805,529
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                                        297 shs.   07/19/01         250,611         408,278
                                                                                                    -------------   -------------
                                                                                                          835,756       1,213,807
                                                                                                    -------------   -------------
DIRECTED ELECTRONICS, INC.
A designer and distributor of brand name automotive security systems, audio products and installation accessories.
  Common Stock (B)                                                        239,547 shs.   12/19/05          76,530       2,828,569
  Limited Partnership Interest (B)                                          8.70% int.         **          49,531         567,475
                                                                                                    -------------   -------------
                                                                                                          126,061       3,396,044
                                                                                                    -------------   -------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment
maintenance services and temporary production labor to
industrial customers.
  Membership Interests of MM/Lincap
    Diversco Investments Ltd. LLC (B)                                      27.19% int.   08/27/98         734,090            --
  Preferred Stock (B)                                                       3,278 shs.   12/14/01       2,784,133       2,505,724
  Warrants, exercisable until 2011, to purchase common
    stock of DHI Holdings, Inc. at $.01 per share (B)                      13,352 shs.        ***         403,427            --
                                                                                                    -------------   -------------
                                                                                                        3,921,650       2,505,724
                                                                                                    -------------   -------------
DWYER GROUP, INC.
A franchiser of a variety of home repair services.
  14% Senior Subordinated Note due 2011                                  $   1,859,375   10/30/03       1,710,873       1,880,701
  Common Stock (B)                                                          6,906 shs.       ****         690,600         718,224
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                      2,034 shs.   10/30/03         186,469         211,493
                                                                                                    -------------   -------------
                                                                                                        2,587,942       2,810,418
                                                                                                    -------------   -------------
E X C ACQUISITION CORPORATION
A manufacturer of pre-filled syringes and pump systems
used for intravenous drug delivery.
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                         22 shs.   06/28/04          77,208         148,852
                                                                                                    -------------   -------------
   *03/05/99 and 03/24/99.
  **12/22/99 and 09/14/05.
 ***10/24/96 and 8/28/98.
****10/30/03 and 01/02/04.
---------------------------------------------------------------------------------------------------------------------------------
10

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
JUNE 30, 2006
(Unaudited)

                                                                         Shares, Units,
                                                                            Warrants,
                                                                           Ownership
                                                                          or Principal  Acquisition                     Fair
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                              Amount        Date          Cost           Value
---------------------------------------------------------------------------------------------------------------------------------

EAGLE PACK PET FOODS, INC.
A manufacturer of premium pet food sold through
independent pet stores.
  12% Senior Subordinated Note due 2011                                  $   1,517,857          *   $   1,476,424   $   1,516,699
  Warrant, exercisable until 2011, to purchase
    common stock at $.02 per share (B)                                      4,085 shs.   09/24/04          39,464          83,975
                                                                                                    -------------   -------------
                                                                                                        1,515,888       1,600,674
                                                                                                    -------------   -------------
EAST RIVER VENTURES I, L.P.
An acquirer of controlling or substantial interests in
other entities.
  Limited Partnership Interest (B)                                          0.14% int.   01/01/01          26,421           8,104
                                                                                                    -------------   -------------
ENZYMATIC THERAPY, INC
A manufacturer and distributor of branded natural
medicines and nutritional supplements
  Limited Partnership Interest (B)                                          1.32% int.   03/30/00         531,250          63,750
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                     29,117 shs.   03/30/00         255,000          42,500
                                                                                                    -------------   -------------
                                                                                                          786,250         106,250
                                                                                                    -------------   -------------
EURO-PRO CORPORATION
A designer, marketer and distributor of floor care, steam
cleaning and small kitchen products and appliances.
  13.25% Senior Subordinated Note due 2011                               $   2,125,000   09/09/03       2,089,359         212,500
  16.03% Overdue Interest Secured Note due 2008 (C)                      $     143,465   01/13/06         129,118         129,118
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                     43,878 shs.   09/09/03          35,641            --
                                                                                                    -------------   -------------
                                                                                                        2,254,118         341,618
                                                                                                    -------------   -------------
EVANS CONSOLES, INC.
A designer and manufacturer of consoles and control
center systems
  Common Stock (B)                                                         90,000 shs.   05/06/04               6            --
                                                                                                    -------------   -------------
                                                                                                                6            --
                                                                                                    -------------   -------------
F H S HOLDINGS LLC
A national provider of customized disease management
services to large, self-insured employers.
  12% Senior Subordinated Note due 2014                                  $   2,390,625   06/01/06       2,220,968       2,375,701
  Preferred Unit (B)                                                          158 uts.   06/01/06         157,780         142,002
  Common Unit (B)                                                           1,594 uts.   06/01/06           1,594           1,434
  Common Unit Class B (B)                                                   1,386 uts.   06/01/06         122,361         110,125
                                                                                                    -------------   -------------
                                                                                                        2,502,703       2,629,262
                                                                                                    -------------   -------------
FLUTES, INC.
An independent manufacturer of micro fluted corrugated
sheet material for the food and consumer products
packaging industries.
  10% Senior Secured Term Note due 2013                                  $     918,385   04/13/06         904,609         893,908
  14% Senior Subordinated Note due 2014                                  $     547,179   04/13/06         488,508         533,916
  Common Stock (B)                                                        109,436 shs.   04/13/06         109,436          98,492
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                     30,940 shs.   04/13/06          48,433             309
                                                                                                    -------------   -------------
                                                                                                        1,550,986       1,526,625
                                                                                                    -------------   -------------
*09/24/04 and 4/20/06.
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               11

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
JUNE 30, 2006
(Unaudited)

                                                                         Shares, Units,
                                                                            Warrants,
                                                                           Ownership
                                                                          or Principal  Acquisition                     Fair
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                              Amount        Date          Cost           Value
---------------------------------------------------------------------------------------------------------------------------------
FOWLER HOLDING, INC.
A provider of site development services to residential
homebuilders and developers in the Raleigh/Durham
region of North Carolina.
  12% Senior Subordinated Note due 2013                                  $   2,365,217   02/03/06   $   2,128,160   $   2,285,667
  Common Stock (B)                                                            185 shs.   02/03/06         184,783         166,302
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        254 shs.   02/03/06         208,435               3
                                                                                                    -------------   -------------
                                                                                                        2,521,378       2,451,972
                                                                                                    -------------   -------------
FUEL SYSTEMS HOLDING CORPORATION
An independent North American supplier of fuel tanks for
a wide variety of commercial vehicles.
  12% Senior Subordinated Note due 2014                                  $   2,337,500   01/31/06       2,174,919       2,269,159
  Common Stock (B)                                                        212,500 shs.   01/31/06         212,500         191,250
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                                    138,408 shs.   01/31/06         119,213           1,384
                                                                                                    -------------   -------------
                                                                                                        2,506,632       2,461,793
                                                                                                    -------------   -------------
H M HOLDING COMPANY
A designer, manufacturer, and importer of promotional and
wood furniture.
  12% Senior Subordinated Note due 2013                                  $   2,210,000   02/10/06       2,051,532       2,142,729
  Common Stock (B)                                                            340 shs.   02/10/06         340,000         306,000
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        126 shs.   02/10/06         116,875               1
                                                                                                    -------------   -------------
                                                                                                        2,508,407       2,448,730
                                                                                                    -------------   -------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in
manufacturing and marketing entities.
  Series A Preferred Units (B)                                              1.19% int.    7/21/94         367,440           2,947
                                                                                                    -------------   -------------
HOME DECOR HOLDING COMPANY
A designer, manufacturer and marketer of framed art and
wall decor products.
  12.5% Senior Subordinated Note due 2012                                $   2,043,269          *       1,869,240       2,029,809
  Common Stock (B)                                                             63 shs.          *          62,742          71,994
  Warrant, exercisable until 2012, to purchase
    common stock at $.02 per share (B)                                        200 shs.          *         199,501         228,926
                                                                                                    -------------   -------------
                                                                                                        2,131,483       2,330,729
                                                                                                    -------------   -------------
INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network
systems for the industrial and office environments.
  12% Senior Secured Note due 2006                                       $   1,644,444   03/01/04       1,646,101       1,248,333
  Common Stock (B)                                                            228 shs.   06/01/00         262,200            --
                                                                                                    -------------   -------------
                                                                                                        1,908,301       1,248,333
                                                                                                    -------------   -------------
ITC^DELTACOM, INC.
A provider of integrated communications services in the
southeastern United States.
  13.19% Senior Secured Note due 2009 (C)                                $   2,218,747   07/26/05       2,174,523       2,199,331
  16.69% Senior Secured Note due 2009 (C)                                $     353,822   07/26/05         310,859         349,641
  Warrant, exercisable until 2009, to purchase
    convertible preferred stock at $.01 per share (B)                     102,884 shs.   07/26/05          34,295         138,893
                                                                                                    -------------   -------------
                                                                                                        2,519,677       2,687,865
                                                                                                    -------------   -------------
*06/30/04 and 08/19/04.
---------------------------------------------------------------------------------------------------------------------------------
12

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
JUNE 30, 2006
(Unaudited)

                                                                         Shares, Units,
                                                                            Warrants,
                                                                           Ownership
                                                                          or Principal  Acquisition                     Fair
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                              Amount        Date          Cost           Value
---------------------------------------------------------------------------------------------------------------------------------
JASON, INC.
A diversified manufacturing company serving various
industrial markets.
  13% Senior Subordinated Note due 2008                                  $     963,687   08/04/00   $     915,318   $     949,990
  14% Cumulative Redeemable Preferred Stock Series A (B)                      289 shs.   08/04/00         289,224         282,322
  Limited Partnership Interests of
    Saw Mill Capital Fund II, L.P. (B)                                      2.50% int.   08/03/00         886,361         709,205
  Warrants, exercisable until 2008 and 2009, to purchase
    common stock at $.01 per share (B)                                     50,870 shs.   08/04/00         115,412          40,694
                                                                                                    -------------   -------------
                                                                                                        2,206,315       1,982,211
                                                                                                    -------------   -------------
JUSTRITE MANUFACTURING ACQUISITION CO.
A manufacturer of safety products such as storage cabinets
and containers.
  12% Senior Subordinated Note due 2011                                  $   1,593,750   12/15/04       1,506,670       1,538,466
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                      1,121 shs.   12/15/04         101,109              11
                                                                                                    -------------   -------------
                                                                                                        1,607,779       1,538,477
                                                                                                    -------------   -------------
K N B HOLDINGS CORPORATION
A designer, manufacturer and marketer of products for the
custom framing market.
  13.5% Senior Subordinated Note due 2013                                $   2,415,790   05/25/06       2,296,499       2,361,352
  Common Stock (B)                                                        134,210 shs.   05/25/06         134,210         120,789
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                     82,357 shs.   05/25/06          71,534             824
                                                                                                    -------------   -------------
                                                                                                        2,502,243       2,482,965
                                                                                                    -------------   -------------
KEEPSAKE QUILTING, INC.
A seller of quilting fabrics, books, patterns, kits and
notions to consumers.
  8.77% Senior Secured Revolving Note due 2006 (C)                       $      36,693   06/16/00          36,693          36,662
  8.77% Senior Secured Tranche A Note due 2007 (C)                       $     275,196   06/16/00         275,196         272,557
  12% Senior Secured Tranche B Note due 2008                             $     550,392   06/16/00         534,509         550,759
  Limited Partnership Interest of
    Riverside XVI Holding Company, L.P. (B)                                 5.29% int.    6/12/00         333,490         216,582
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                      1,108 shs.    6/12/00          45,866          71,946
                                                                                                    -------------   -------------
                                                                                                        1,225,754       1,148,506
                                                                                                    -------------   -------------
KELE AND ASSOCIATES, INC.
A distributor of building automation control products.
  12% Senior Subordinated Note due 2012                                  $   1,831,548   02/27/04       1,687,660       1,867,020
  Preferred Stock (B)                                                          23 shs.   11/24/04         449,164         456,950
  Common Stock (B)                                                             12 shs.   02/27/04          12,871         175,834
  Warrant, exercisable until 2012, to purchase
    common stock at $.02 per share (B)                                         11 shs.   02/27/04           7,793         160,940
                                                                                                    -------------   -------------
                                                                                                        2,157,488       2,660,744
                                                                                                    -------------   -------------
KEYSTONE NORTH AMERICA, INC.
An operator of funeral homes in North America.
  Common Stock (B)                                                         49,216 shs.   02/08/05         236,709         296,871
                                                                                                    -------------   -------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               13

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
JUNE 30, 2006
(Unaudited)

                                                                         Shares, Units,
                                                                            Warrants,
                                                                           Ownership
                                                                          or Principal  Acquisition                     Fair
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                              Amount        Date          Cost           Value
---------------------------------------------------------------------------------------------------------------------------------
LIH INVESTORS, L.P.
A manufacturer and marketer of a broad line of external
accessories for new and used sport utility vehicles, trucks
and vans.
  12.5% Senior Subordinated Note due 2008                                $   3,845,000          *   $   3,575,486   $   3,739,650
  Common Stock (B)                                                          5,800 shs.          *         406,003         223,300
  Warrant, exercisable until 2006, to purchase
    common stock at $.11 per share (B)                                     15,572 shs.          *         602,127         599,522
                                                                                                    -------------   -------------
                                                                                                        4,583,616       4,562,472
                                                                                                    -------------   -------------
MAGNATECH INTERNATIONAL, INC.
A supplier of process equipment and related parts used
in the manufacturing of medium and high-pressure
reinforced hoses.
  12% Senior Subordinated Note due 2014                                  $   1,275,000   04/05/06       1,184,793       1,253,759
  13% Preferred Stock (B)                                                     565 shs.   04/05/06         565,335         537,064
  Common Stock (B)                                                            125 shs.   04/05/06         125,048         118,798
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                         13 shs.   04/05/06          12,905            --
                                                                                                    -------------   -------------
                                                                                                        1,888,081       1,909,621
                                                                                                    -------------   -------------
MAVERICK ACQUISITION COMPANY
A manufacturer of capsules that cover the cork and neck of
wine bottles.
  9.5% Senior Secured Tranche A Note due 2010 (C)                        $     689,213   09/03/04         689,213         689,362
  12% Senior Secured Tranche B Note due 2011                             $     313,433   09/03/04         280,573         309,756
  Limited Partnership Interest (B)                                          7.84% int.   09/03/04          58,769          52,892
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                        425 shs.   09/03/04          39,473               4
                                                                                                    -------------   -------------
                                                                                                        1,068,028       1,052,014
                                                                                                    -------------   -------------
MAXON CORPORATION
A manufacturer of industrial combustion equipment and
related shut-off valves and control valves.
  12% Senior Subordinated Note due 2012                                  $     962,215   09/30/04         884,370         974,056
  8.75% Senior Subordinated Note due 2012                                $   1,281,112   09/30/04       1,281,112       1,304,145
  Common Stock (B)                                                        381,672 shs.   09/30/04         381,672         690,063
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                    153,572 shs.   09/30/04          90,897         277,657
                                                                                                    -------------   -------------
                                                                                                        2,638,051       3,245,921
                                                                                                    -------------   -------------
MEDASSIST, INC.
A provider of patient eligibility and accounts receivable
management services to hospitals and physician practices.
  8% Preferred Stock (B)                                                       84 shs.   10/28/04          83,658          82,071
  Common Stock (B)                                                         26,185 shs.   10/02/04          35,088          72,476
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                     88,948 shs.   05/01/03          40,675         246,196
                                                                                                    -------------   -------------
                                                                                                          159,421         400,743
                                                                                                    -------------   -------------
MICROGROUP, INC.
A manufacturer of precision parts and assemblies, and a
value-added supplier of metal tubing and bars.
  12% Senior Subordinated Note due 2013                                  $   2,142,000   08/12/05       2,013,446       2,137,030
  Common Stock (B)                                                            408 shs.   08/12/05         408,000         367,200
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        137 shs.   08/12/05         137,088               1
                                                                                                    -------------   -------------
                                                                                                        2,558,534       2,504,231
                                                                                                    -------------   -------------
*12/23/98 and 01/28/99.
---------------------------------------------------------------------------------------------------------------------------------
14

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
JUNE 30, 2006
(Unaudited)

                                                                         Shares, Units,
                                                                            Warrants,
                                                                           Ownership
                                                                          or Principal  Acquisition                     Fair
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                              Amount        Date          Cost           Value
---------------------------------------------------------------------------------------------------------------------------------
MONESSEN HOLDING CORPORATION
A designer and manufacturer of a broad line of gas, wood,
and electric hearth products and accessories.
  12% Senior Subordinated Note due 2014                                  $   2,550,000   03/31/06   $   2,363,197   $   2,485,414
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                        152 shs.   03/31/06         138,125               2
                                                                                                    -------------   -------------
                                                                                                        2,501,322       2,485,416
                                                                                                    -------------   -------------
MOSS, INC.
A manufacturer and distributor of large display and
exhibit structures.
  9% Senior Secured Tranche A Note due 2010 (C)                          $     962,500   12/21/05         952,875         968,306
  12% Senior Secured Tranche B Note due 2010                             $     350,000   12/21/05         309,853         349,406
  Limited Partnership Interest of
    Riverside Capital Appreciation Fund I, L.P. (B)                         0.02% int.          *              49         379,628
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                        214 shs.   09/21/00          36,647               2
                                                                                                    -------------   -------------
                                                                                                        1,299,424       1,697,342
                                                                                                    -------------   -------------
NABCO, INC.
A producer of explosive containment vessels in the
United States.
  12% Senior Subordinated Note due 2014                                  $     625,000   02/24/06         576,115         604,569
  Limited Partnership Interest (B)                                            650 uts.   02/24/06         650,000         617,500
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                                         48 shs.   02/24/06          37,188            --
                                                                                                    -------------   -------------
                                                                                                        1,263,303       1,222,069
                                                                                                    -------------   -------------
NEFF MOTIVATION, INC.
A manufacturer and distributor of customized awards and
sportswear to schools.
  12.5% Senior Subordinated Note due 2011                                $   1,062,500   01/31/03         930,804       1,083,750
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                        212 shs.   01/31/03         180,625         215,068
                                                                                                    -------------   -------------
                                                                                                        1,111,429       1,298,818
                                                                                                    -------------   -------------
NONNI'S FOOD COMPANY
A producer and distributor of premium biscotti and bagel
chips in North America.
  12.25% Senior Subordinated Note due 2012                               $   1,863,462   03/29/04       1,856,139       1,823,589
  10% Preferred Stock (B)                                                     255 shs.   03/29/04         255,083         248,714
  Common Stock (B)                                                          6,455 shs.   03/29/04           6,455          49,545
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                      8,622 shs.   03/29/04           7,323          66,106
                                                                                                    -------------   -------------
                                                                                                        2,125,000       2,187,954
                                                                                                    -------------   -------------
NYLONCRAFT, INC.
A supplier of engineered plastic components for the
automotive industry.
  9% Senior Secured Note due 2009                                        $     812,500   01/28/02         812,500         793,605
  11.5% Senior Subordinated Note due 2012                                $   1,500,000   01/28/02       1,389,437       1,419,166
  Common Stock (B)                                                        312,500 shs.   01/28/02         312,500         250,000
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                    243,223 shs.   01/28/02         162,045           2,432
                                                                                                    -------------   -------------
                                                                                                        2,676,482       2,465,203
                                                                                                    -------------   -------------
*09/20/00 and 05/23/02.
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               15

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
JUNE 30, 2006
(Unaudited)

                                                                         Shares, Units,
                                                                            Warrants,
                                                                           Ownership
                                                                          or Principal  Acquisition                     Fair
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                              Amount        Date          Cost           Value
---------------------------------------------------------------------------------------------------------------------------------
O R S NASCO HOLDING, INC.
A wholesale distributor of industrial supplies in
North America.
  13% Senior Subordinated Note due 2013                                  $   2,372,732   12/20/05   $   2,229,783   $   2,310,706
  Common Stock (B)                                                        177,268 shs.   12/20/05         177,268         159,541
  Warrant, exercisable until 2015, to purchase
    common stock at $.01 per share (B)                                     99,771 shs.   12/20/05          98,773             998
                                                                                                    -------------   -------------
                                                                                                        2,505,824       2,471,245
                                                                                                    -------------   -------------
OAKRIVER TECHNOLOGY, INC.
Designs, engineers and assembles high precision
automated process equipment for the medical device
industry, with a focus on defibrillators and stents.
  10% Senior Secured Note due 2012                                       $     565,452   01/03/06         556,970         552,754
  13% Senior Subordinated Note due 2013                                  $     687,241   01/03/06         612,741         670,188
  Common Stock (B)                                                        322,307 shs.   01/03/06         322,307         290,076
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                     72,185 shs.   01/03/06          62,824             722
                                                                                                    -------------   -------------
                                                                                                        1,554,842       1,513,740
                                                                                                    -------------   -------------
OLYMPIC SALES, INC.
A boat retailer in Washington state, Oregon, California and
British Columbia.
  14% Senior Subordinated Note due 2006                                  $   2,482,000   08/07/98       2,482,000       2,473,463
  12% Senior Subordinated Note due 2008                                  $     307,071   02/09/00         298,203         300,301
  Limited Partnership Interest of Riverside VIII,
    VIII-A and VIII-B Holding Company, L.P.                                20.57% int.          *       1,555,820       1,555,626
  Warrants, exercisable until 2007 and 2008, to purchase
    common stock at $.01 per share (B)                                     28,648 shs.         **         389,188         385,720
                                                                                                    -------------   -------------
                                                                                                        4,725,211       4,715,110
                                                                                                    -------------   -------------
ONTARIO DRIVE & GEAR LTD.
A manufacturer of all-wheel drive, off-road amphibious
vehicles and related accessories.
  13% Senior Subordinated Note due 2013                                  $   1,977,885   01/17/06       1,774,892       1,930,789
  Limited Partnership Interest (B)                                          3,667 uts.   01/17/06         572,115         514,903
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        619 shs.   01/17/06         170,801               6
                                                                                                    -------------   -------------
                                                                                                        2,517,808       2,445,698
                                                                                                    -------------   -------------
OVERTON'S HOLDING COMPANY
A marketer of marine and water sports accessories in the
United States.
  12% Senior Subordinated Note due 2014                                  $   1,817,308   04/28/06       1,698,265       1,782,637
  Common Stock (B)                                                             95 shs.   04/28/06          95,000          85,500
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                         94 shs.   04/28/06          83,720               1
                                                                                                    -------------   -------------
                                                                                                        1,876,985       1,868,138
                                                                                                    -------------   -------------
 *08/07/98, 02/23/99, 12/22/99 and 02/25/03.
**08/07/98 and 02/09/00.
---------------------------------------------------------------------------------------------------------------------------------
16

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
JUNE 30, 2006
(Unaudited)

                                                                         Shares, Units,
                                                                            Warrants,
                                                                           Ownership
                                                                          or Principal  Acquisition                     Fair
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                              Amount        Date          Cost           Value
---------------------------------------------------------------------------------------------------------------------------------
P I I HOLDING CORPORATION
A manufacturer of plastic film and bags for the general
industrial, medical, and food industries.
  12% Senior Subordinated Note due 2013                                  $   2,295,000   03/31/06   $   2,140,466   $   2,224,558
  Preferred Stock (B)                                                          36 shs.   03/31/06         329,596         313,116
  Common Stock (B)                                                             23 shs.   03/31/06          25,500          22,950
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                         13 shs.   03/31/06          11,122            --
                                                                                                    -------------   -------------
                                                                                                        2,506,684       2,560,624
                                                                                                    -------------   -------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the
nutritional, pharmaceutical, personal care and food
packaging markets.
  12% Senior Subordinated Note due 2008                                  $   2,125,000   12/19/00       2,008,518       2,062,655
  Membership Interests of MM/Lincap
    PPI Investments, Inc., LLC (B)                                          2.42% int.   12/21/00         265,625         280,043
                                                                                                    -------------   -------------
                                                                                                        2,274,143       2,342,698
                                                                                                    -------------   -------------
PROTEIN GENETICS, INC.
A producer of bovine artificial insemination
products, related breeding and healthcare products and
specialty genetics sold to the dairy and beef industries.
  9.8% Redeemable Exchangeable Preferred Stock (B)                          1,004 shs.   08/12/94         100,350            --
  Common Stock (B)                                                          2,600 shs.          *         126,866            --
                                                                                                    -------------   -------------
                                                                                                          227,216            --
                                                                                                    -------------   -------------
QUALIS AUTOMOTIVE LLC
A distributor of aftermarket automotive brake and
chassis products.
  12% Senior Subordinated Note due 2012                                  $   1,770,834   05/28/04       1,462,749       1,794,496
  Common Stock (B)                                                        354,166 shs.   05/28/04         354,166         653,436
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                    377,719 shs.   05/28/04         377,719         696,892
                                                                                                    -------------   -------------
                                                                                                        2,194,634       3,144,824
                                                                                                    -------------   -------------
QUALSERV CORPORATION
A provider of foodservice equipment and supplies, to
major restaurant chains and their franchisees.
  14% Senior Subordinated Note due 2012 (D)                              $   1,893,563   07/09/04       1,844,035       1,136,138
  Limited Partnership Interest (B)                                          9.26% int.   07/09/04         259,146            --
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                        528 shs.   07/09/04          49,061            --
                                                                                                    -------------   -------------
                                                                                                        2,152,242       1,136,138
                                                                                                    -------------   -------------
RADIAC ABRASIVES, INC.
A manufacturer of bonded abrasive and super abrasive
grinding wheels in the United States.
  12% Senior Subordinated Note due 2014                                  $   2,260,638   02/10/06       2,100,704       2,198,674
  Common Stock (B)                                                        289,362 shs.   02/10/06         289,362         260,426
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                                    131,555 shs.   02/10/06         119,796           1,316
                                                                                                    -------------   -------------
                                                                                                        2,509,862       2,460,416
                                                                                                    -------------   -------------
*11/14/01 and 08/12/94.
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               17

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
JUNE 30, 2006
(Unaudited)

                                                                         Shares, Units,
                                                                            Warrants,
                                                                           Ownership
                                                                          or Principal  Acquisition                     Fair
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                              Amount        Date          Cost           Value
---------------------------------------------------------------------------------------------------------------------------------
RIVER RANCH FRESH FOODS LLC
A supplier of fresh produce to the retail and
foodservice channels.
  13% Senior Subordinated Note due 2011 (D)                              $   1,841,667   09/29/04   $   1,683,764   $   1,657,500
  Limited Partnership Interest (B)                                         40,610 uts.   09/29/04         283,333            --
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                     23,575 shs.   09/29/04         157,903            --
                                                                                                    -------------   -------------
                                                                                                        2,125,000       1,657,500
                                                                                                    -------------   -------------
ROYAL BATHS MANUFACTURING COMPANY
A manufacturer and distributor of acrylic and cultured
marble bathroom products.
  12.5% Senior Subordinated Notes due 2011                               $   1,062,500   11/14/03         965,942       1,054,138
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                        140 shs.   11/14/03         122,946          71,317
                                                                                                    -------------   -------------
                                                                                                        1,088,888       1,125,455
                                                                                                    -------------   -------------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the
wood working industry.
  8.73% Senior Secured Tranche A Note due 2007 (C)                       $     565,326   06/02/99         565,326         565,326
  12% Senior Secured Tranche B Note Due 2007                             $   1,130,652   06/02/99       1,130,652       1,130,652
  Class B Common Stock (B)                                                  1,480 shs.   06/02/99         256,212         497,517
                                                                                                    -------------   -------------
                                                                                                        1,952,190       2,193,495
                                                                                                    -------------   -------------
SAVAGE SPORTS HOLDING, INC.
A manufacturer of sporting firearms.
  12% Senior Subordinated Note due 2012                                  $   1,538,793   09/10/04       1,440,335       1,505,644
  Common Stock (B)                                                            586 shs.   09/10/04         586,207         478,207
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                        134 shs.   09/10/04         113,578         109,001
                                                                                                    -------------   -------------
                                                                                                        2,140,120       2,092,852
                                                                                                    -------------   -------------
SPECIALTY FOODS GROUP, INC.
A manufacturer and distributor of branded meat products.
  Limited Partnership Interest of MHD Holdings LLC (B)                      1.43% int.   08/29/00         579,736            --
                                                                                                    -------------   -------------
STRATEGIC EQUIPMENT & SUPPLY CORPORATION, INC.
A provider of kitchen and restaurant design, equipment
fabrication and installation services.
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                    106,539 shs.   01/14/00         658,751            --
                                                                                                    -------------   -------------
SYNVENTIVE EQUITY LLC
A manufacturer of hot runner systems used in the plastic
injection molding process.
  Limited Partnership Interest (B)                                          1.99% int.   08/20/03          63,206          14,100
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                     86,780 shs.   08/21/03          19,359          19,359
                                                                                                    -------------   -------------
                                                                                                           82,565          33,459
                                                                                                    -------------   -------------

---------------------------------------------------------------------------------------------------------------------------------
18

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
JUNE 30, 2006
(Unaudited)

                                                                         Shares, Units,
                                                                            Warrants,
                                                                           Ownership
                                                                          or Principal  Acquisition                     Fair
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                              Amount        Date          Cost           Value
---------------------------------------------------------------------------------------------------------------------------------
TANGENT RAIL CORPORATION
A manufacturer of rail ties and provides specialty services
to the North American railroad industry.
  13% Senior Subordinated Note due 2013                                  $   2,217,385   10/14/05   $   1,893,881   $   2,240,010
  Preferred Stock (B)                                                       3,304 shs.   10/14/05         330,412         332,762
  Common Stock (B)                                                          2,203 shs.   10/14/05           2,203           1,983
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                      1,167 shs.   10/14/05         294,403              12
                                                                                                    -------------   -------------
                                                                                                        2,520,899       2,574,767
                                                                                                    -------------   -------------
TERRA RENEWAL SERVICES, INC.
A provider of wastewater residual management and
required environmental reporting, permitting, nutrient
management planning and record keeping to companies
involved in poultry and food processing.
  10% Senior Secured Term A Note due 2011 (C)                            $     492,187   04/28/06         490,748         485,164
  10.25% Senior Secured Term B Note due 2012 (C)                         $     738,282   04/28/06         736,405         720,412
  12% Senior Subordinated Note due 2014                                  $   1,162,110   04/28/06       1,104,804       1,140,637
  Limited Partnership Interest of
    Saw Mill Capital Fund V, L.P.                                           4.00% int.   03/01/05         215,747         194,173
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                                         72 shs.   04/28/06          60,597               1
                                                                                                    -------------   -------------
                                                                                                        2,608,301       2,540,387
                                                                                                    -------------   -------------
THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies, such as
safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
  13% Senior Subordinated Note due 2009                                  $   2,712,000   02/05/98       2,548,802       2,712,000
  Common Stock (B)                                                            630 shs.   02/04/98         630,000         627,425
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                                        444 shs.   02/05/98         368,832         442,185
                                                                                                    -------------   -------------
                                                                                                        3,547,634       3,781,610
                                                                                                    -------------   -------------
TRANSTAR HOLDING COMPANY
A distributor of aftermarket automotive transmission parts.
  12% Senior Subordinated Note due 2013                                  $   1,734,000   08/31/05       1,660,478       1,728,371
  Common Stock (B)                                                            816 shs.   08/31/05         816,000         775,200
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                         86 shs.   08/31/05          77,485               1
                                                                                                    -------------   -------------
                                                                                                        2,553,963       2,503,572
                                                                                                    -------------   -------------
TRONAIR, INC.
A designer, engineer and manufacturer of ground support
equipment for the business, commuter and commercial
aviation markets.
  10.5% Senior Secured Term Note due 2008                                $     789,836   01/20/00         789,836         790,221
  12% Senior Subordinated Note due 2010                                  $   1,326,500   01/20/00       1,281,185       1,329,153
  Common Stock (B)                                                        227,400 shs.   01/20/00         227,400         521,883
  Warrant, exercisable until 2010, to purchase
    common stock at $1 per share (B)                                      260,563 shs.   01/20/00          98,540         597,992
                                                                                                    -------------   -------------
                                                                                                        2,396,961       3,239,249
                                                                                                    -------------   -------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               19

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
JUNE 30, 2006
(Unaudited)

                                                                         Shares, Units,
                                                                            Warrants,
                                                                           Ownership
                                                                          or Principal  Acquisition                     Fair
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                              Amount        Date          Cost           Value
---------------------------------------------------------------------------------------------------------------------------------
TRUCK BODIES & EQUIPMENT INTERNATIONAL
A designer and manufacturer of accessories for heavy and
medium duty trucks, primarily dump bodies, hoists,
various forms of flat-bed bodies, landscape bodies and
other accessories.
  12% Senior Subordinated Note due 2013                                  $   2,309,541          *   $   2,151,143   $   2,345,327
  Common Stock (B)                                                            742 shs.          *         800,860       1,004,517
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        153 shs.          *         159,894         207,469
                                                                                                    -------------   -------------
                                                                                                        3,111,897       3,557,313
                                                                                                    -------------   -------------
TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
  12.5% Senior Subordinated Note due 2010                                $   1,062,500   04/11/03         999,566       1,056,004
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                      5,781 shs.   04/11/03          95,625          71,747
                                                                                                    -------------   -------------
                                                                                                        1,095,191       1,127,751
                                                                                                    -------------   -------------
TUBULAR TEXTILE MACHINERY
A designer, manufacturer, seller and servicer of finishing
machinery for the knit and woven segments of the global
textile industry.
  12% Senior Subordinated Note due 2014                                  $   1,234,551   05/28/04       1,121,535       1,198,547
  8.75% Senior Secured Note due 2011                                     $     716,292   05/28/04         716,292         707,093
  Common Stock (B)                                                        674,157 shs.   05/28/04         674,157         573,033
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                    203,912 shs.   05/28/04         130,789           2,039
                                                                                                    -------------   -------------
                                                                                                        2,642,773       2,480,712
                                                                                                    -------------   -------------
TVI, INC.
A retailer of used clothing in the United States, Canada
and Australia.
  Common Stock (B)                                                        354,167 shs.   05/02/00         354,167       1,094,376
                                                                                                    -------------   -------------
U S M HOLDINGS CORPORATION
A provider of facility maintenance services to retail and
corporate clients with multiple locations.
  12% Senior Subordinated Note due 2011                                  $     894,737   08/06/03         780,482         894,737
  Preferred Stock (B)                                                       2,571 shs.   08/06/03         257,095         263,330
  Common Stock (B)                                                          1,032 shs.   08/06/03           1,032       1,553,511
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                        949 shs.   08/06/03         298,198         977,210
                                                                                                    -------------   -------------
                                                                                                        1,336,807       3,688,788
                                                                                                    -------------   -------------
U S S HOLDINGS, INC.
A producer of high grade industrial and specialty
silica sands.
  14% Redeemable Preferred Stock (B)                                          997 shs.   09/30/99         545,858         108,991
  Convertible Preferred Stock Series A and B, convertible
    into common stock at $9.26 per share (B)                              145,446 shs.   12/19/96       1,166,829            --
  Common Stock (B)                                                         20,027 shs.   09/30/99         799,068            --
  Warrants, exercisable until 2010 to
    purchase common stock at $.01 per share (B)                             4,918 shs.   12/19/96         128,372            --
                                                                                                    -------------   -------------
                                                                                                        2,640,127         108,991
                                                                                                    -------------   -------------
* 07/19/05 and 12/22/05.
---------------------------------------------------------------------------------------------------------------------------------
20

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
JUNE 30, 2006
(Unaudited)

                                                                         Shares, Units,
                                                                            Warrants,
                                                                           Ownership
                                                                          or Principal  Acquisition                     Fair
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                              Amount        Date          Cost           Value
---------------------------------------------------------------------------------------------------------------------------------
U-LINE CORPORATION
A manufacturer of high-end, built-in, undercounter
icemaking, wine storage and refrigeration appliances.
  12.5% Senior Subordinated Note due 2012                                $   1,882,100   04/30/04   $   1,704,621   $   1,905,414
  Common Stock (B)                                                            182 shs.   04/30/04         182,200         229,572
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                        230 shs.   04/30/04         211,736         290,329
                                                                                                    -------------   -------------
                                                                                                        2,098,557       2,425,315
                                                                                                    -------------   -------------
VICTORY VENTURES LLC
An acquirer of controlling or substantial interests in
other entities.
  Series A Preferred Units (B)                                              0.15% int.   12/02/96               1               2
                                                                                                    -------------   -------------
VITALITY FOODSERVICE, INC.
A non-carbonated beverage dispensing company focused
on the foodservice industry.
  13% Senior Subordinated Note due 2011                                  $   1,887,288   09/24/04       1,730,919       1,849,855
  Common Stock (B)                                                         23,771 shs.   09/24/04         237,710         326,328
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                     23,787 shs.   09/24/04         186,883         326,548
                                                                                                    -------------   -------------
                                                                                                        2,155,512       2,502,731
                                                                                                    -------------   -------------
VITEX PACKAGING GROUP, INC.
A manufacturer of specialty packaging, primarily
envelopes and tags used on tea bags.
  12.5% Senior Subordinated Note due 2012                                $   1,700,000   07/19/04       1,483,065       1,585,837
  Limited Partnership Interest Class A (B)                                  1.75% int.   07/19/04         414,375         372,938
  Limited Partnership Interest Class B (B)                                  0.77% int.   07/19/04         182,935         164,642
                                                                                                    -------------   -------------
                                                                                                        2,080,375       2,123,417
                                                                                                    -------------   -------------
WALLS INDUSTRIES, INC.
A provider of branded workwear and sporting
goods apparel.
  10% Senior Subordinated Lien Note due 2009                             $     838,816   07/12/04         838,816         848,620
  14% Senior Subordinated Note due 2012                                  $   1,064,098   07/12/04       1,061,292       1,094,515
  Limited Partnership Interest (B)                                          0.40% int.   07/12/04          37,281         872,375
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                      4,029 shs.   07/12/04           2,833          94,275
                                                                                                    -------------   -------------
                                                                                                        1,940,222       2,909,785
                                                                                                    -------------   -------------
TOTAL PRIVATE PLACEMENT INVESTMENTS                                                                 $ 167,993,090   $ 170,393,268
                                                                                                    -------------   -------------


---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               21

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
JUNE 30, 2006
(Unaudited)

                                                                                       Shares or
                                                             Interest      Due         Principal
CORPORATE RESTRICTED SECURITIES:(A) (CONTINUED)                Rate        Date         Amount           Cost         Fair Value
---------------------------------------------------------------------------------------------------------------------------------
RULE 144A SECURITIES - 5.21%:

BONDS - 5.21%
  A E S Corporation                                            9.000%    05/15/15    $    200,000    $    200,000    $    215,000
  Activant Solutions, Inc. (C)                                 9.500     05/01/16         150,000         150,000         145,125
  American Tire Distributor (C)                               11.240     04/01/12       1,000,000         950,000         930,000
  Atlas Pipeline Partners                                      8.125     12/15/15         200,000         200,000         199,250
  Basic Energy Services                                        7.125     04/15/16         225,000         225,000         209,250
  Bombardier, Inc.                                             6.300     05/01/14       1,000,000         890,000         870,000
  Brigham Exploration Company                                  9.625     05/01/14         700,000         690,403         686,000
  Calpine Corporation                                          8.750     07/15/13         500,000         465,000         470,000
  Charter Communications Op LLC                                8.000     04/30/12         250,000         249,375         248,750
  Douglas Dynamics LLC                                         7.750     01/15/12         630,000         633,535         598,500
  Dynegy Holdings, Inc.                                        8.375     05/01/16         330,000         330,000         325,050
  Edison Mission Energy                                        7.750     06/15/16         500,000         500,000         491,250
  G F S I, Inc.                                               11.000     06/01/11         750,000         682,541         708,750
  Interactive Health LLC                                       7.250     04/01/11         872,000         742,789         716,130
  Neiman Marcus Group, Inc.                                   10.375     10/15/15       1,250,000       1,250,000       1,328,125
  Packaging Corporation of America                            10.000     05/01/16         700,000         700,000         700,000
  Petrohawk Energy Corporation                                 9.125     07/15/13         550,000         543,043         543,043
  Pregis Corporation                                          12.375     10/15/13       1,000,000         981,490       1,040,000
  Service Corporation International (C)                        8.000     06/15/17       1,000,000         990,030         935,000
  Siebe PLC                                                    6.500     01/15/10         650,000         572,000         665,883
  Stewart & Stevenson LLC                                     10.000     07/15/14         225,000         225,000         225,844
  Sungard Data Systems                                         9.125     08/15/13         175,000         175,000         181,563
  Tekni-Plex, Inc. (C)                                         9.500     11/15/13         650,000         656,032         617,500
  Tenaska Alabama Partners LP                                  7.000     06/30/21         351,805         351,805         342,875
                                                                                                     ------------    ------------
    TOTAL BONDS                                                                                        13,353,043      13,392,888
                                                                                                     ------------    ------------
COMMON STOCK - 0.00%
  Jordan Telecom Products                                                                      70    $     14,000            --
                                                                                                     ------------    ------------
    TOTAL COMMON STOCK                                                                                     14,000            --
                                                                                                     ------------    ------------
WARRANTS - 0.00%
  Winsloew Furniture, Inc. (B)                                                                900    $          9    $       --
                                                                                                     ------------    ------------
    TOTAL WARRANTS                                                                                              9            --
                                                                                                     ------------    ------------
TOTAL RULE 144A SECURITIES                                                                             13,367,052      13,392,888
                                                                                                     ------------    ------------
    TOTAL CORPORATE RESTRICTED SECURITIES                                                            $181,360,142    $183,786,156
                                                                                                     ------------    ------------

---------------------------------------------------------------------------------------------------------------------------------
22

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
JUNE 30, 2006
(Unaudited)

                                                             Interest      Due         Principal
CORPORATE PUBLIC SECURITIES - 28.53%: (A)                      Rate        Date         Amount           Cost        Market Value
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 25.89%
  A M C Entertainment, Inc.                                   11.000%    02/01/16    $    815,000    $    817,373    $    872,050
  Abitibi-Consolidated, Inc.                                   7.750     06/15/11       1,000,000       1,029,556         917,500
  Affinia Group, Inc.                                          9.000     11/30/14         910,000         834,625         825,825
  Alamosa Delaware, Inc.                                      11.000     07/31/10         325,000         329,165         355,875
  Alamosa Delaware, Inc.                                       8.500     01/31/12         400,000         400,000         424,000
  ALH Fin LLC/ALH Fin Corporation                              8.500     01/15/13         950,000         918,813         916,750
  Allied Waste NA                                              7.875     04/15/13       1,000,000       1,023,514       1,000,000
  Appleton Papers, Inc.                                        8.125     06/15/11         300,000         300,000         303,000
  Argo Tech Corporation                                        9.250     06/01/11         850,000         850,000         875,500
  Bally Total Fitness Holding Corporation                      9.875     10/15/07         135,000         128,925         132,638
  BCP Crystal US Holdings Corporation                          9.625     06/15/14         485,000         485,000         526,225
  Blockbuster, Inc.                                           10.000     09/01/12         475,000         476,038         442,938
  C S C Holdings, Inc.                                         7.625     04/01/11         500,000         501,741         500,000
  CCH I Holdings LLC                                          11.000     10/01/15       1,000,000         890,000         875,000
  CCH I Holdings LLC                                          11.125     01/15/14       1,000,000         640,438         610,000
  Cablevision Systems Corporation (C)                          9.620     04/01/09       1,000,000       1,000,000       1,060,000
  Cadmus Communications Corporation                            8.375     06/15/14         750,000         750,000         742,500
  Cenveo Corporation                                           7.875     12/01/13       1,100,000       1,100,000       1,072,500
  Chemed Corporation                                           8.750     02/24/11       1,125,000       1,125,000       1,181,250
  Chesapeake Energy Corporation                                7.000     08/15/14       1,075,000       1,112,768       1,040,063
  Cincinnati Bell, Inc.                                        8.375     01/15/14       1,100,000       1,007,500       1,083,500
  Clayton Williams Energy, Inc.                                7.750     08/01/13         800,000         800,000         736,000
  Del Monte Corporation                                        8.625     12/15/12         225,000         225,000         231,750
  Dollar Financial Group                                       9.750     11/15/11         600,000         600,000         645,000
  Dominos Pizza, Inc.                                          8.250     07/01/11         292,000         289,892         302,950
  Dynegy Holdings, Inc.                                        6.875     04/01/11         500,000         422,500         472,500
  El Paso Corporation                                          7.875     06/15/12       1,050,000       1,062,248       1,068,375
  Esterline Technologies                                       7.750     06/15/13         200,000         200,000         202,500
  Flextronics International Ltd.                               6.500     05/15/13         400,000         400,000         380,000
  Ford Motor Credit Company                                    7.375     10/28/09       1,250,000       1,246,875       1,155,673
  Gencorp, Inc.                                                9.500     08/15/13         259,000         259,000         275,188
  General Motors Acceptance Corporation                        7.750     01/19/10       1,250,000       1,299,605       1,243,554
  Geo Sub Corporation                                         11.000     05/15/12         600,000         595,500         603,000
  Goodyear Tire & Rubber Company                               7.857     08/15/11       1,400,000       1,342,750       1,298,500
  Great Lakes Dredge & Dock Corporation                        7.750     12/15/13       1,015,000         926,319         935,069
  GulfMark Offshore, Inc.                                      7.750     07/15/14         565,000         562,599         550,875
  Houghton Mifflin Co.                                         9.875     02/01/13       1,000,000       1,047,930       1,037,500
  Huntsman LLC                                                11.625     10/15/10         324,000         320,161         358,020
  Imax Corporation                                             9.625     12/01/10       1,000,000       1,030,086       1,025,000
  Inergy LP                                                    8.250     03/01/16         150,000         150,000         151,500
  Insurance Auto Auctions, Inc.                               11.000     04/01/13       1,000,000       1,009,562         985,000
  Intelsat Subsidiary Holding Company Ltd. (C)                 9.614     01/15/12         450,000         449,996         454,500
  Interline Brands Inc.                                        8.125     06/15/14         325,000         322,670         324,188
  Koppers Inc.                                                 9.875     10/15/13         477,000         477,000         511,582
  Land O'Lakes, Inc.                                           9.000     12/15/10         750,000         750,000         780,000
  Lazard LLC                                                   7.125     05/15/15         750,000         749,408         757,988
  Leucadia National Corporation                                7.000     08/15/13         650,000         661,678         630,500
  Liberty Media Corporation                                    5.700     05/15/13       1,000,000         951,610         908,131
  Lodgenet Entertainment Corporation                           9.500     06/15/13         425,000         425,000         452,625
  Lyondell Chemical Co.                                        9.500     12/15/08         530,000         517,022         544,575
  M G M Mirage, Inc.                                           6.000     10/01/09         375,000         378,834         364,688
  Mac-Gray Corporation                                         7.625     08/15/15         600,000         600,000         606,000

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               23

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
JUNE 30, 2006
(Unaudited)

                                                             Interest      Due         Principal
CORPORATE PUBLIC SECURITIES (A) (CONTINUED)                    Rate        Date         Amount           Cost        Market Value
---------------------------------------------------------------------------------------------------------------------------------
BONDS, CONTINUED
  Magnachip Semiconductor                                      8.000%    12/15/14    $    100,000    $    100,000    $     83,000
  Majestic Star Casino LLC                                     9.500     10/15/10         500,000         500,000         523,750
  Manitowoc Company, Inc.                                      7.125     11/01/13         200,000         200,000         196,000
  Markwest Energy Operating Co.                                6.875     11/01/14         475,000         475,000         437,000
  Mediacom LLC                                                 9.500     01/15/13       1,000,000       1,002,409         995,000
  Metaldyne Corporation                                       11.000     06/15/12         750,000         601,250         637,500
  Metaldyne Corporation                                       10.000     11/01/13         510,000         513,671         493,425
  Moog, Inc.                                                   6.250     01/15/15         120,000         120,000         112,800
  Mrs. Fields Brands                                          11.500     03/15/11         750,000         713,710         660,000
  N R G Energy, Inc.                                           7.375     02/01/16         175,000         175,000         170,625
  Nalco Co.                                                    7.750     11/15/11         500,000         500,000         498,750
  National Wine & Spirits, Inc.                               10.125     01/15/09       1,260,000       1,253,117       1,260,000
  Newark Group, Inc.                                           9.750     03/15/14         850,000         796,863         786,250
  North American Energy Partners                               8.750     12/01/11         400,000         400,000         384,000
  Nova Chemicals Corporation (C)                               8.405     11/15/13         475,000         475,000         471,438
  O E D Corp/Diamond Jo Company Guarantee                      8.750     04/15/12       1,000,000         985,960       1,006,250
  Offshore Logistics, Inc.                                     6.125     06/15/13         450,000         450,000         415,125
  P Q Corporation                                              7.750     02/15/13       1,100,000       1,088,750       1,034,000
  Pacific Energy Partners                                      7.125     06/15/14         500,000         503,906         505,000
  Pacific Energy Partners                                      6.250     09/15/15         150,000         149,316         145,500
  Pinnacle Foods Group                                         8.250     12/01/13         450,000         450,000         442,125
  Pliant Corporation                                          11.625     06/15/09         787,891         803,141         852,892
  Primedia, Inc.                                               8.000     05/15/13       1,000,000       1,024,024         895,000
  Quality Distribution LLC (C)                                 9.568     01/15/12         325,000         323,375         322,156
  Quicksilver Resources, Inc                                   7.125     04/01/16         500,000         500,000         468,750
  Rent-A-Center, Inc.                                          7.500     05/01/10         400,000         400,000         398,000
  Rent-Way, Inc.                                              11.875     06/15/10         800,000         834,891         823,000
  Rock-Tenn Co.                                                8.200     08/15/11       1,000,000       1,007,077       1,000,000
  Rogers Wireless, Inc.                                        7.250     12/15/12         165,000         165,000         166,238
  Rogers Wireless, Inc.                                        7.500     03/15/15         870,000         930,492         878,700
  Rogers Wireless, Inc.                                        8.000     12/15/12         165,000         165,000         168,712
  Samsonite Corporation                                        8.875     06/01/11       1,000,000       1,040,015       1,037,500
  Sbarro, Inc.                                                11.000     09/15/09       1,000,000       1,014,083       1,018,750
  Sheridan Acquisition Corporation                            10.250     08/15/11         375,000         370,000         381,094
  Sierra Pacific Resources                                     6.750     08/15/17         635,000         638,237         599,960
  Stanadyne Corporation                                       10.000     08/15/14       1,500,000       1,500,000       1,402,500
  Tekni-Plex, Inc.                                            12.750     06/15/10       1,000,000         960,125         705,000
  Telex Communications, Inc.                                  11.500     10/15/08         500,000         500,000         527,500
  Telex Communications, Inc.                                   0.000     01/15/09         471,915         206,820         353,936
  Tenet Healthcare Corporation                                 9.875     07/01/14         500,000         488,370         500,000
  Texas Industries, Inc.                                       7.250     07/15/13          70,000          70,000          69,300
  Transmontaigne, Inc.                                         9.125     06/01/10         520,000         511,075         553,800
  Trimas Corporation                                           9.875     06/15/12         625,000         566,250         571,875
  Triton P C S, Inc.                                           8.500     06/01/13         550,000         550,000         504,625
  Unisys Corporation                                           8.000     10/15/12         190,000         190,000         176,700
  United Components, Inc.                                      9.375     06/15/13       1,080,000       1,081,830       1,063,800
  United Rentals, Inc.                                         7.750     11/15/13         625,000         625,000         593,750
  United Rentals, Inc.                                         7.000     02/15/14         500,000         500,000         456,875
  Universal City Florida (C)                                   9.899     05/01/10         200,000         200,000         206,500
  Universal City Florida                                       8.375     05/01/10         200,000         200,000         201,000
  Utilicorp United, Inc.                                       9.950     02/01/11          50,000          54,260          56,280
  Vertis, Inc.                                                10.875     06/15/09         280,000         275,400         275,800
---------------------------------------------------------------------------------------------------------------------------------
24

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
JUNE 30, 2006
(Unaudited)

                                                                                      Shares or
                                                             Interest      Due         Principal
CORPORATE PUBLIC SECURITIES (A) (CONTINUED)                    Rate        Date         Amount           Cost        Market Value
---------------------------------------------------------------------------------------------------------------------------------
BONDS, CONTINUED
  Vicorp Restaurants, Inc.                                    10.500%    04/15/11    $    475,000    $    462,820    $    422,750
  Vought Aircraft Industries                                   8.000     07/15/11       1,000,000       1,000,071         905,000
  Warner Music Group                                           7.375     04/15/14         275,000         275,000         266,750
  Wornick Co.                                                 10.875     07/15/11         750,000         750,000         755,625
                                                                                                     ------------    ------------
    TOTAL BONDS                                                                                        67,430,009      66,587,501
                                                                                                     ------------    ------------
COMMON STOCK - 1.55%
  Aventine Renewable Energy (B)                                                               400    $     17,200    $     15,560
  Bally Total Fitness Holding Corporation (B)                                                 600           5,520           4,068
  Basin Water, Inc. (B)                                                                     2,100          25,200          21,042
  Dyncorp International, Inc. (B)                                                           8,100         121,500          84,078
  Gmarket, Inc. (B)                                                                           400           6,100           6,148
  J Crew Group, Inc. (B)                                                                    4,100          82,000         112,545
  PepsiAmericas, Inc. (B)                                                                  92,145       2,006,365       2,037,326
  Rent-Way, Inc. (B)                                                                       92,866         916,263         685,351
  Supreme Industries, Inc. (B)                                                            115,722         267,325         830,884
  Telex Communications, Inc. (B)                                                           17,707               1         177,075
  Telex Communications, Inc. (B)                                                              489               7           4,890
  Theravance, Inc. (B)                                                                         13             101             297
                                                                                                     ------------    ------------
    TOTAL COMMON STOCK                                                                                  3,447,582       3,979,264
                                                                                                     ------------    ------------
CONVERTIBLE BONDS - 1.09%
  Citadel Broadcasting Corporation                             1.875%    02/15/11    $    700,000    $    543,375    $    574,000
  Graftech International                                       1.625     01/15/24       1,500,000       1,083,750       1,076,250
  ICOS Corporation                                             2.000     07/01/23         750,000         596,250         613,125
  Q L T, Inc.                                                  3.000     09/15/23         600,000         546,257         541,500
                                                                                                     ------------    ------------
    TOTAL CONVERTIBLE BONDS                                                                             2,769,632       2,804,875
                                                                                                     ------------    ------------
TOTAL CORPORATE PUBLIC SECURITIES                                                                    $ 73,647,223    $ 73,371,640
                                                                                                     ------------    ------------

                                                              Interest     Due         Principal                         Market
SHORT-TERM SECURITIES:                                       Rate/Yield    Date         Amount            Cost           Value
---------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER - 2.52%
  Centex Corporation                                           5.400%    07/06/06    $  1,505,000    $  1,503,871    $  1,503,871
  Textron Financial Corporation                                5.400     07/05/06       5,000,000       4,997,000       4,997,000
                                                                                                     ------------    ------------
    TOTAL SHORT-TERM SECURITIES                                                                      $  6,500,871    $  6,500,871
                                                                                                     ------------    ------------
TOTAL INVESTMENTS                                             102.50%                                $261,508,236    $263,658,667
                                                                                                     ============    ------------
  Other Assets                                                  6.18                                                   15,899,998
  Liabilities                                                  (8.68)                                                 (22,341,704)
                                                              ------                                                 ------------
TOTAL NET ASSETS                                              100.00%                                                $257,216,961
                                                              ======                                                 ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B) Non-income producing security.
(C) Variable rate security; rate indicated is as of 06/30/06.
(D) Defaulted security; interest not accrued.

                                           SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               25

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
June 30, 2006
(Unaudited)

                                                 Fair Value/                                                           Fair Value/
Industry Classification: (Cont.)                Market Value                                                          Market Value
------------------------------------------------------------          ------------------------------------------------------------
AEROSPACE - 2.15%                                                     BUILDINGS & REAL ESTATE - 1.49%
Argo Tech Corporation                           $    875,500          Adorn, Inc.                                     $  2,648,541
Bombardier, Inc.                                     870,000          Texas Industries, Inc.                                69,300
Consolidated Foundries Holdings                    2,591,769          TruStile Doors, Inc.                               1,127,751
Dyncorp International, Inc.                           84,078                                                          ------------
Esterline Technologies                               202,500                                                             3,845,592
Vought Aircraft Industries                           905,000                                                          ------------
                                                ------------          CHEMICAL, PLASTICS
                                                   5,528,847            & RUBBER - 1.16%
                                                ------------          Capital Specialty Plastics, Inc.                      55,408
AUTOMOBILE - 8.48%                                                    Huntsman LLC                                         358,020
American Tire Distributor                            930,000          Koppers, Inc.                                        511,582
Gencorp, Inc.                                        275,188          Lyondell Chemical Co.                                544,575
Goodyear Tire & Rubber Co.                         1,298,500          Nova Chemicals Corporation                           471,438
Jason, Inc.                                        1,982,211          P Q Corporation                                    1,034,000
LIH Investors, L.P.                                4,562,472                                                          ------------
Metaldyne Corporation                              1,130,925                                                             2,975,023
Nyloncraft, Inc.                                   2,465,203                                                          ------------
Ontario Drive & Gear Ltd.                          2,445,698          CONSUMER PRODUCTS - 8.78%
Qualis Automotive LLC                              3,144,824          ALH Fin LLC/ALH Fin Corporation                      916,750
Transtar Holding Company                           2,503,572          Appleton Papers, Inc.                                303,000
United Components, Inc.                            1,063,800          Augusta Sportswear Holding Co.                     2,873,961
                                                ------------          Bravo Sports Holding Corporation                   2,479,769
                                                  21,802,393          Euro-Pro Corporation                                 341,618
                                                ------------          Flutes, Inc.                                       1,526,625
BEVERAGE, DRUG & FOOD - 6.29%                                         G F S I, Inc.                                        708,750
Beta Brands Ltd.                                          --          K N B Holdings Corporation                         2,482,965
Cains Foods, L.P.                                    323,911          Maverick Acquisition Company                       1,052,014
Del Monte Corporation                                231,750          Royal Baths Manufacturing Company                  1,125,455
Dominos Pizza, Inc.                                  302,950          Savage Sports Holding, Inc.                        2,092,852
Eagle Pack Pet Foods, Inc.                         1,600,674          The Tranzonic Companies                            3,781,610
Land O'Lakes, Inc.                                   780,000          Walls Industries, Inc.                             2,909,785
Mrs. Fields Brands                                   660,000          Winsloew Furniture, Inc.                                  --
National Wine & Spirits, Inc.                      1,260,000                                                          ------------
Nonni's Food Company                               2,187,954                                                            22,595,154
PepsiAmericas, Inc.                                2,037,326                                                          ------------
Pinnacle Foods Group                                 442,125          CONTAINERS, PACKAGING
River Ranch Fresh Foods LLC                        1,657,500            & GLASS - 4.73%
Sbarro, Inc.                                       1,018,750          NABCO, Inc.                                        1,222,069
Specialty Foods Group, Inc.                               --          P I I Holding Corporation                          2,560,624
Vicorp Restaurants, Inc.                             422,750          Packaging Corporation of America                     700,000
Vitality Foodservice, Inc.                         2,502,731          Paradigm Packaging, Inc.                           2,342,698
Wornick Co.                                          755,625          Pliant Corporation                                   852,892
                                                ------------          Pregis Corporation                                 1,040,000
                                                  16,184,046          Tekni-Plex, Inc.                                   1,322,500
                                                ------------          Vitex Packaging, Inc.                              2,123,417
BROADCASTING &                                                                                                        ------------
  ENTERTAINMENT - 2.84%                                                                                                 12,164,200
CCH I Holdings LLC                                 1,485,000                                                          ------------
C S C Holdings, Inc.                                 500,000          DISTRIBUTION - 3.13%
Cablevision Systems Corporation                    1,060,000          Affina Group, Inc.                                   825,825
Cenveo Corporation                                 1,072,500          Corvest Group, Inc.                                  965,909
Charter Communications Op LLC                        248,750          Kele and Associates, Inc.                          2,660,744
Citadel Broadcasting Company                         574,000          O R S Nasco Holding, Inc.                          2,471,245
Liberty Media Corporation                            908,131          QualServ Corporation                               1,136,138
Lodgenet Entertainment Corporation                   452,625          Strategic Equipment & Supply Corporation, Inc.            --
Mediacom LLC                                         995,000                                                          ------------
                                                ------------                                                             8,059,861
                                                   7,296,006                                                          ------------
                                                ------------

----------------------------------------------------------------------------------------------------------------------------------
26

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
June 30, 2006
(Unaudited)

                                                 Fair Value/                                                           Fair Value/
Industry Classification: (Cont.)                Market Value                                                          Market Value
------------------------------------------------------------          ------------------------------------------------------------
DIVERSIFIED/CONGLOMERATE,                                             FINANCIAL SERVICES - 1.93%
  MANUFACTURING - 9.28%                                               BCP Crystal US Holding Corporation              $    526,225
Activant Solutions, Inc.                        $    145,125          Dollar Financial Group                               645,000
AmerCable, Inc.                                    1,418,462          East River Ventures I, L.P.                            8,104
Arrow Tru-Line Holdings, Inc.                      2,459,910          Ford Motor Credit Company                          1,155,673
Coining Corporation of America LLC                 1,934,102          General Motors Acceptance Corporation              1,243,554
Dexter Magnetics Technologies, Inc.                1,213,807          Highgate Capital LLC                                   2,947
Douglas Dynamics LLC                                 598,500          Lazard LLC                                           757,988
Evans Consoles, Inc.                                      --          Leucadia National Corporation                        630,500
Geo Sub Corporation                                  603,000          Victory Ventures LLC                                       2
Gmarket, Inc.                                          6,148                                                          ------------
Graftech International                             1,076,250                                                             4,969,993
Great Lakes Dredge & Dock Corporation                935,069                                                          ------------
H M Holding Company                                2,448,730          HEALTHCARE, EDUCATION &
Justrite Manufacturing Acquisition Co.             1,538,477            CHILDCARE - 3.86%
Magnatech International, Inc.                      1,909,621          A T I Acquisition Company                          1,881,238
Radiac Abrasives, Inc.                             2,460,416          American Hospice Management Holding LLC            2,652,059
Rock-Tenn Co.                                      1,000,000          F H S Holdings LLC                                 2,629,262
Trimas Corporation                                   571,875          ICOS Corporation                                     613,125
Truck Bodies & Equipment International             3,557,313          Interactive Health LLC                               716,130
                                                ------------          MedAssist, Inc.                                      400,743
                                                  23,876,805          Q L T, Inc.                                          541,500
                                                ------------          Tenet Healthcare Corporation 5                        00,000
DIVERSIFIED/CONGLOMERATE,                                             Theravance, Inc.                                         297
  SERVICE - 7.32%                                                                                                     ------------
Abitibi-Consolidated, Inc.                           917,500                                                             9,934,354
Allied Waste NA                                    1,000,000                                                          ------------
CapeSuccess LLC                                        5,862          HOME & OFFICE FURNISHINGS,
Chemed Corporation                                 1,181,250            HOUSEWARES, AND DURABLE
Diversco, Inc./DHI Holdings, Inc.                  2,505,724            CONSUMER PRODUCTS - 3.92%
Dwyer Group, Inc.                                  2,810,418          Connor Sport Court International, Inc.             1,802,907
Fowler Holding, Inc.                               2,451,972          Home Decor Holding Company                         2,330,729
Interline Brands, Inc.                               324,188          Monessen Holding Corporation                       2,485,416
Keystone North America, Inc.                         296,871          Samsonite Corporation                              1,037,500
Mac-Gray Corporation                                 606,000          U-Line Corporation                                 2,425,315
Moss, Inc.                                         1,697,342                                                          ------------
Service Corporation International                    935,000                                                            10,081,867
U S M Holdings Corporation                         3,688,788                                                          ------------
Universal City Florida                               407,500          LEISURE, AMUSEMENT,
                                                ------------            ENTERTAINMENT - 2.80%
                                                  18,828,415          A M C Entertainment, Inc.                            872,050
                                                ------------          Bally Total Fitness Holding Corporation              136,706
ELECTRONICS - 1.99%                                                   IMAX Corporation                                   1,025,000
A E S Corporation                                    215,000          Keepsake Quilting, Inc.                            1,148,506
Calpine Corporation                                  470,000          M G M Mirage, Inc.                                   364,688
Directed Electronics, Inc.                         3,396,044          Majestic Star Casino LLC                             523,750
Flextronics International Ltd.                       380,000          O E D Corp/Diamond Jo Company Guarantee            1,006,250
Siebe PLC                                            665,883          Overton's Holding Company                          1,868,138
                                                ------------          Warner Music Group                                   266,750
                                                   5,126,927                                                          ------------
                                                ------------                                                             7,211,838
FARMING & AGRICULTURE - 0.00%                                                                                         ------------
Protein Genetics, Inc.                                    --
                                                ------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                27

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
June 30, 2006
(Unaudited)

                                                 Fair Value/                                                           Fair Value/
Industry Classification: (Cont.)                Market Value                                                          Market Value
------------------------------------------------------------          ------------------------------------------------------------
MACHINERY - 6.90%                                                     RETAIL STORES - 5.03%
Aearo Co.                                                             Blockbuster, Inc.                               $    442,938
Basin Water, Inc.                               $     21,042          Insurance Auto Auctions, Inc.                        985,000
C & M Conveyor, Inc.                               2,621,838          J Crew Group, Inc.                                   112,545
Integration Technology Systems, Inc.               1,248,333          Neff Motivation, Inc.                              1,298,818
Manitowoc Company, Inc.                              196,000          Neiman Marcus Group, Inc.                          1,328,125
Maxon Corporation                                  3,245,921          Olympic Sales, Inc.                                4,715,110
Safety Speed Cut Manufacturing Company, Inc.       2,193,495          Rent-A-Center, Inc.                                  398,000
Stanadyne Corporation                              1,402,500          Rent-Way, Inc.                                     1,508,351
Stewart & Stevenson LLC                              225,844          TVI, Inc.                                          1,094,376
Supreme Industries, Inc.                             830,884          United Rentals, Inc.                               1,050,625
Synventive Equity LLC                                 33,459                                                          ------------
Tronair, Inc.                                      3,239,249                                                            12,933,888
Tubular Textile Machinery                          2,480,712                                                          ------------
                                                ------------          TECHNOLOGY - 0.17%
                                                  17,739,277          Cymer, Inc.
                                                ------------          Magnachip Semiconductor                               83,000
MEDICAL DEVICES/BIOTECH - 3.14%                                       Sungard Data Systems                                 181,563
Beacon Medical Products, Inc.                      2,640,417          Unisys Corporation                                   176,700
Coeur, Inc.                                        1,266,085                                                          ------------
E X C Acquisition Corporation                        148,852                                                               441,263
MicroGroup, Inc.                                   2,504,231                                                          ------------
OakRiver Technology, Inc.                          1,513,740          TELECOMMUNICATIONS - 3.03%
                                                ------------          Alamosa Delaware                                     779,875
                                                   8,073,325          Cincinnati Bell, Inc.                              1,083,500
                                                ------------          Intelsat Subsidiary Holding Company Ltd.             454,500
MINING, STEEL, IRON &                                                 ITC^DeltaCom, Inc.                                 2,687,865
  NON PRECIOUS METALS - 0.04%                                         Rogers Wireless, Inc.                              1,213,650
U S S Holdings, Inc.                                 108,991          Telex Communications, Inc.                         1,063,401
                                                ------------          Triton P C S, Inc.                                   504,625
OIL AND GAS - 5.18%                                                                                                   ------------
Aventine Renewable Energy                             15,560                                                             7,787,416
Basic Energy Services                                209,250                                                          ------------
Brigham Exploration Company                          686,000          TRANSPORTATION - 1.13%
C & J Spec-Rent Services, Inc.                     3,808,704          Quality Distribution LLC                             322,156
Chesapeake Energy Corporation                      1,040,063          Tangent Rail Corporation                           2,574,767
Clayton Williams Energy, Inc.                        736,000                                                          ------------
Dynegy Holdings, Inc.                                797,550                                                             2,896,923
Fuel Systems Holding Corporation                   2,461,793                                                          ------------
GulfMark Offshore, Inc.                              550,875          UTILITIES - 1.61%
North American Energy Partners                       384,000          Atlas Pipeline Partners                              199,250
Offshore Logistics, Inc.                             415,125          Edison Mission Energy                                491,250
Pacific Energy Partners                              650,500          El Paso Corporation                                1,068,375
Petrohawk Energy Corporation                         543,043          Inergy LP                                            151,500
Quicksilver Resources, Inc.                          468,750          Markwest Energy Operating Co.                        437,000
Transmontaigne, Inc.                                 553,800          Moog, Inc.                                           112,800
                                                ------------          N R G Energy, Inc.                                   170,625
                                                  13,321,013          Nalco Co.                                            498,750
                                                ------------          Sierra Pacific Resources                             599,960
PHARMACEUTICALS - 1.01%                                               Tenaska Alabama Partners L.P.                        342,875
CorePharma LLC                                     2,480,933          Utilicorp United, Inc.                                56,280
Enzymatic Therapy, Inc.                              106,250                                                          ------------
                                                ------------                                                             4,128,665
                                                   2,587,183                                                          ------------
                                                ------------          WASTE MANAGEMENT /
PUBLISHING/PRINTING - 1.60%                                             POLLUTION - 0.99%
Cadmus Communications Corporation                    742,500          Terra Renewal Services, Inc.                       2,540,387
Houghton Mifflin Co.                               1,037,500                                                          ------------
Newark Group, Inc.                                   786,250          TOTAL CORPORATE RESTRICTED AND
Primedia, Inc.                                       895,000          PUBLIC SECURITIES - 99.98%                      $257,157,796
Sheridan Acquisition Corporation                     381,094                                                          ============
Vertis, Inc.                                         275,800
                                                ------------
                                                   4,118,144
                                                ------------

                                           SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
----------------------------------------------------------------------------------------------------------------------------------
28

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(Unaudited)

1. HISTORY

   MassMutual Corporate Investors (the "Trust") commenced operations in 1971 as a Delaware corporation. Pursuant to an Agreement and Plan of Reorganization dated November 14, 1985, approved by shareholders, the Trust was reorganized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts, effective November 28, 1985.

   The Trust is a diversified closed-end management investment company. Babson Capital Management LLC ("Babson Capital"), a wholly-owned indirect subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), acts as its investment adviser. The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield while providing an opportunity for capital gains by investing primarily in a portfolio of privately placed below investment grade, long term corporate debt obligations with equity features, such as warrants, conversions rights, or other equity features and, occasionally, preferred stocks purchased directly from their issuers.

   On January 27, 1998, the Board of Trustees authorized the formation of a wholly-owned subsidiary ("MMCI Subsidiary Trust") for the purpose of holding certain investments. The results of MMCI Subsidiary Trust have been included in the accompanying consolidated financial statements. Footnote 2.D below discusses the Federal tax consequences of the MMCI Subsidiary Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.

   A. VALUATION OF INVESTMENTS:

   Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

   Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in, or restrictions on, resale and will therefore be "restricted securities." Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, absent an exemption from registration, restricted securities can be sold only in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act").

   The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trust's Board of Trustees (the "Trustees"). Each restricted security is valued by the Trustees at the time of the acquisition thereof and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available for purchase; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940, as amended (the "1940 Act"). In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

   When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the 1933 Act and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

   The Trustee's meet at least once each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital, the Trust's investment adviser. In making valuations, the Trustees will consider reports by Babson Capital analyzing each portfolio security in accordance with the relevant factors referred to above. Babson Capital has agreed to provide such reports to the Trust at least quarterly.

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)

   The consolidated financial statements include private placement restricted securities valued at $170,393,268 (66.24% of net assets) as of June 30, 2006 whose values have been estimated by the Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

   The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of June 30, 2006, subject to discount where appropriate, and are approved by the Trustees.

   Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost which approximates market value.

   B. ACCOUNTING FOR INVESTMENTS:

   Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

   Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and Federal income tax purposes on the identified cost method.

   C. USE OF ESTIMATES:

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   D. FEDERAL INCOME TAXES:

   The Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and pay the federal capital gains taxes thereon or to distribute all or a portion of such net gains.

   The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust's pro rata share of income allocable to the Trust by a partnership operating company. The Trust's violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The MMCI Subsidiary Trust (described in Footnote 1, above) was formed in order to allow investment in such securities without adversely affecting the Trust's status as a regulated investment company.

   The MMCI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust receiving any distributions from the MMCI Subsidiary Trust, all of the MMCI Subsidiary Trust's taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates. For the six months ended June 30, 2006, the MMCI Subsidiary Trust has accrued tax expense on net realized gains of $350,255 and reduced deferred tax expense on net unrealized gains by $129,220.

   E. DISTRIBUTIONS TO SHAREHOLDERS:

   The Trust records distributions to shareholders from net investment income and net realized gains, if any, on the exdividend date. The Trust's net investment income dividend is declared four times per year, in April, July, October, and December. The Trust's net realized capital gain distribution, if any, is declared in December.

3. INVESTMENT SERVICES CONTRACT

   A. NEW INVESTMENT SERVICES CONTRACT:

   An Investment Services Contract between the Trust and Babson Capital, effective October 1, 2005 (the "New Contract"), provides for a quarterly investment advisory fee of 0.3125% of the net asset value of the Trust each quarter, which is approximately equal to 1.25% annually, with no performance adjustment. The New Contract provides that for its first eighteen months, the investment advisory fee cannot exceed the amount that Babson Capital would have been paid under the prior Investment Services Contract with the Trust dated July 1, 1988 (the "Prior Contract").

   B. SERVICES:

   Under the New Contract with the Trust, Babson Capital agrees to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the
--------------------------------------------------------------------------------
30

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)

   investment objectives and policies of the Trust. Babson Capital represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the New Contract, Babson Capital provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

   C. PRIOR INVESTMENT SERVICES CONTRACT ADVISORY FEE:

   Under the Prior Contract, the Trust paid Babson Capital a quarterly base rate (the "Base Fee Rate") of 5/16 of 1% of the value of the Trust's net assets as of the end of each fiscal quarter, approximately equivalent to 1.25% of the net asset value of the Trust on an annual basis, plus or minus a quarterly performance adjustment (the "Performance Adjustment") of up to 1/16 of 1% of net asset value, approximately equivalent to plus or minus 0.25% on an annual basis.

   The Performance Adjustment was based on the Trust's performance as compared to a benchmark rate of return (the "Target Rate") equal to 5.0 percentage points plus an unweighted, arithmetic average of the rates of return of the Standard & Poor's Industrials Composite (formerly called the Standard & Poor's Industrial Price Index) and the Lehman Brothers Intermediate U.S. Credit Index (formerly called the Lehman Brothers Corporate Bond Index) over a rolling three-year period (the "Measurement Period") comprising the twelve quarters ending on the last day of each quarter (the "Valuation Date"). Since the Standard & Poor's Industrials Composite is not readily available to the general public, Babson Capital obtained the information for this index from Factset Research Systems. The three-year annualized return for the Standard & Poor's Industrials Composite for the period ended June 30, 2006 was 10.47%. Under the Prior Contract, the Performance Adjustment was equal to 5% of the difference between the Trust's actual rate of return over the Measurement Period and the Target Rate. If the Trust's actual rate of return exceeded the Target Rate, the Base Fee Rate would be increased by an amount equal to the Performance Adjustment; if the Trust's actual rate of return was less than the Target Rate, the Base Fee Rate was reduced by the Performance Adjustment. Under the Prior Contract, the investment advisory fee payable by the Trust would be equal to the Base Fee Rate (as adjusted by the Performance Adjustment) times the net asset value of the Trust as of the Valuation Date. Additionally, Babson Capital agreed to waive, for each quarter beginning July 1, 2004, the amount, if any, by which the investment advisory fee calculated in the manner described in the Prior Contract exceeded the sum of (i) 5/16 of 1% times the ending net asset value for that quarter plus or minus (ii) the Performance Adjustment applied against the average quarter end net assets for the Trust for the twelve-quarter period ending on such quarter.

4. SENIOR SECURED INDEBTEDNESS

   A. NOTE PAYABLE:

   MassMutual holds the Trust's $20,000,000 Senior Fixed Rate Convertible Note (the "Note") issued by the Trust in 1995. The Note, as amended, is due November 15, 2007 and accrues at 7.39% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the six months ended June 30, 2006, the Trust incurred total interest expense on the Note of $739,000.

   The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus the Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Note proposed to be redeemed.

   B. REVOLVING CREDIT AGREEMENT:

   The Trust entered into a Revolving Credit Agreement (the "Revolver") with The Royal Bank of Scotland PLC as of May 31, 2005 (the "Agent Bank"), in the principal amount of $25,000,000, maturing May 31, 2008. The Revolver bears interest payable in arrears at a per annum rate that varies depending upon whether the Trust requests a Base Rate Loan or LIBOR Rate Loan. Interest on Base Rate Loans equals the higher of: (i) the annual "Base Rate" as set periodically by the Agent Bank and (ii) the most recent Federal Funds Effective Rate plus .50% per annum. Per annum interest on LIBOR Rate Loans equals .37% plus the London Inter Bank Offered Rate ("LIBOR") rate, divided by 1 minus LIBOR Reserve Rate. The Trust also incurs expense on the undrawn portion of the total Revolver at a rate of .15% per annum.

   As of June 30, 2006, there was no outstanding amount against the Revolver. For the six months ended June 30, 2006, the Trust incurred total expense on the Revolver of $18,596 related to the undrawn portion.
--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)

5. PURCHASES AND SALES OF INVESTMENTS

                                                  FOR THE SIX MONTHS
                                                   ENDED 6/30/2006
                                               COST OF       PROCEEDS FROM
                                             INVESTMENTS       SALES OR
                                              ACQUIRED        MATURITIES
                                            ------------     ------------
   Corporate restricted securities          $ 42,756,607     $ 22,817,472

   Corporate public securities                10,034,066       24,799,460

   The aggregate cost of investments was substantially the same for financial reporting and federal income tax purposes as of June 30, 2006. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of June 30, 2006 is $2,150,431 and consists of $24,080,410 appreciation and $21,929,979 depreciation.

   Net unrealized appreciation of investments on the Statement of Assets and Liabilities reflects the balance of a tax accrual of $146,353 on net unrealized gains on the MMCI Subsidiary Trust.

6. QUARTERLY RESULTS OF INVESTMENT OPERATIONS

                                                 March 31, 2006
                                             Amount          Per Share
                                          -----------       ------------
   Investment income                      $ 6,350,324
   Net investment income                  $ 5,061,431          $ 0.56
   Net realized and unrealized gain       $ 7,598,686          $ 0.84
     on investments (net of taxes)

                                                 June 30, 2006
                                             Amount          Per Share
                                          -----------       ------------
   Investment income                      $ 6,202,668
   Net investment income                  $ 4,891,333          $ 0.53
   Net realized and unrealized gain       $ 6,204,073          $ 0.68
     on investments (net of taxes)

7. AGGREGATE REMUNERATION PAID TO OFFICERS, TRUSTEES AND THEIR AFFILIATED
   PERSONS

   For the six months ended June 30, 2006, the Trust paid its Trustees aggregate remuneration of $79,000. The Trust did not pay any compensation to any of its Trustees who are "interested persons" (as defined by the 1940 Act) of the Trust. The Trust currently classifies Messrs. Crandall and Joyal as "interested persons" of the Trust.

   All of the Trust's officers are employees of Babson Capital or MassMutual. Pursuant to the Investment Services Contracts, the Trust does not compensate its officers who are employees of Babson Capital or MassMutual.

   Mr. Crandall, one of the Trust's Trustees, is an "affiliated person" (as defined by the 1940 Act) of MassMutual and Babson Capital. The Trust did not make any payments to Babson Capital for the six months ended June 30, 2006, other than amounts payable to Babson Capital pursuant to the Investment Services Contract. For the six months ended June 30, 2006, the Trust paid the following amounts to MassMutual, exclusive of interest expense on the Note explained in Footnote 4.A:

      Preparation of the Trust's Quarterly
       and Annual Reports to Shareholders              $ 7,277
      Preparation of Certain of the
       Trust's Shareholder Communications                  657
      Preparation of the Trust's
       Annual Proxy Statements                             588
                                                       -------
                                                       $ 8,522
                                                       =======

8. RESULTS OF SHAREHOLDER MEETING

   The Annual Meeting of Shareholders was held on Friday, April 21, 2006. The Shareholders voted to elect Roger W. Crandall and Martin T. Hart as trustees, each for a three-year term. The Trust's other trustees (Donald E. Benson, Michael H. Brown, Donald Glickman, Robert E. Joyal, Jack A. Laughery and Corine T. Norgaard) continued to serve their respective terms following the April 21, 2006 Annual Shareholders Meeting. The results of the Shareholders' votes are set forth below.

                                                          TRUSTEE
                                                   ROGER W.      MARTIN T.
                                                   CRANDALL        HART
                                                   ---------     ---------
   Shares for                                      7,102,714     7,065,957

   Withheld                                           76,936       113,693

   Total                                           7,179,650     7,179,650

   % of Shares Voted for                              98.93%        98.42%

9. SUBSEQUENT EVENT

   At the Board of Trustees' July 18, 2006 quarterly meeting, the Board voted to expand the Board from eight to nine Trustees and appointed William J. Barrett as a Trustee for a three-year term of office.
--------------------------------------------------------------------------------
32

TRUSTEES                    OFFICERS

William J. Barrett          Roger W. Crandall        Chairman

Donald E. Benson*           Clifford M. Noreen       President

Michael H. Brown            James M. Roy             Vice President &
                                                     Chief Financial Officer
Roger W. Crandall
                            Rodney J. Dillman        Vice President &
Donald Glickman                                      Secretary

Martin T. Hart*             Jill A. Fricchione       Vice President

Robert E. Joyal             Michael P. Hermsen       Vice President

Jack A. Laughery            Mary Wilson Kibbe        Vice President

Corine T. Norgaard*         Michael L. Klofas        Vice President

                            Richard E. Spencer, II   Vice President

                            Ronald S. Talaia         Treasurer

                            John T. Davitt, Jr.      Comptroller

                            Melissa M. LaGrant       Chief Compliance Officer


*MEMBER OF THE AUDIT COMMITTEE

--------------------------------------------------------------------------------

DIVIDEND REINVESTMENT AND SHARE PURCHASE PLAN

MassMutual Corporate Investors offers a Dividend Reinvestment and Share Purchase Plan. The Plan provides a simple way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. A shareholder may join the Plan by filling out and mailing an authorization card to Shareholder Financial Services, Inc., the Transfer Agent. Participating shareholders will continue to participate until they notify the Transfer Agent, in writing, of their desire to terminate participation. Unless a shareholder elects to participate in the Plan, he or she will, in effect, have elected to receive dividends and distributions in cash.

Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $10 nor more than $5,000 per quarter.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment.

When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in any way, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newlyissued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Agent for MassMutual Corporate Investors' Dividend Reinvestment and Share Purchase Plan, P.O. Box 173673, Denver CO 80217-3673.

MASSMUTUAL
CORPORATE INVESTORS
























                                                                      DB1039 806

ITEM 2.  CODE OF ETHICS.

         Not applicable for this filing.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable for this filing.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable for this filing.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable for this filing.



ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable for this filing.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable for this filing.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable for this filing. There have been no changes in any of the Portfolio Managers identified in the Registrant's most recent annual report on Form N-CSR.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not Applicable for this filing.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not Applicable for this filing.

ITEM 11. CONTROLS AND PROCEDURES.

         (a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

          (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant's second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.



ITEM 12. EXHIBITS.

        (a)(1) ANY CODE OF ETHICS, OR AMENDMENTS THERETO, THAT IS THE SUBJECT OF DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY THE ITEM 2 REQUIREMENTS THROUGH THE FILING OF AN EXHIBIT.

               None.

        (a)(2) A SEPARATE CERTIFICATION FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30a-2 UNDER THE ACT.

               Attached hereto as EX-99.31.1
               Attached hereto as EX-99.31.2

        (a)(3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23c-1 UNDER THE ACT (17 CFR 270.23c-1) SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS.

               Not Applicable for this filing.

        (b)    CERTIFICATIONS PURSUANT TO RULE 30a-2(b) UNDER THE ACT.

               Attached hereto as EX-99.32

                                   SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):   MassMutual Corporate Investors
                ----------------------------------
By:             /s/ Clifford M. Noreen
                ----------------------------------
                Clifford M. Noreen, President
                ----------------------------------
Date:           September 5, 2006
                ----------------------------------


            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:             /s/ Clifford M. Noreen
                ----------------------------------
                Clifford M. Noreen, President
                ----------------------------------
Date:           September 5, 2006
                ----------------------------------
By:             /s/ James M. Roy
                ----------------------------------
                James M. Roy, Vice President, and
                Chief Financial Officer
                ----------------------------------
Date:           September 5, 2006
                ------------------------------